UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09086

TD ASSET MANAGEMENT USA FUNDS INC.
(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)
(Exact name of registrant as specified in charter)

31 West 52nd  Street, New York, New York 10019

(Address of principal executive offices)                (Zip code)

Mark Bell, President, TD Asset Management USA Funds  Inc., 31 West 52nd Street, NY, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-827-7061

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	COMMERCIAL PAPER

	ASSET-BACKED–5.6%
$111,533,000	Old Line Funding LLC, 0.15%, due 2/12/10 (LIQ: Royal Bank of Canada; Old Line Funding LLC) (Note A)	$111,527,888
31,912,000	Old Line Funding LLC, 0.32%, due 2/22/10 (LIQ: Royal Bank of Canada; Old Line Funding LLC) (Note A)	31,906,043
30,000,000	Old Line Funding LLC, 0.16%, due 4/5/10 (LIQ: Royal Bank of Canada; Old Line Funding LLC) (Note A)	29,991,600
47,000,000	Old Line Funding LLC, 0.17%, due 4/14/10 (LIQ: Royal Bank of Canada; Old Line Funding LLC) (Note A)	46,984,020
37,000,000	Ticonderoga Funding, LLC, 0.16%, due 2/11/10 (LOC: Bank of America, N.A.) (Note A)	36,998,356
50,000,000	Ticonderoga Funding, LLC, 0.15%, due 2/12/10 (LOC: Bank of America, N.A.) (Note A)	49,997,708
40,023,000	Ticonderoga Funding, LLC, 0.20%, due 4/5/10 (LOC: Bank of America, N.A.) (Note A)	40,008,992
18,000,000	Ticonderoga Funding, LLC, 0.18%, due 4/13/10 (LOC: Bank of America, N.A.) (Note A)	17,993,610
		365,408,217

	BANKS—4.5%
14,500,000	Australia & New Zealand Banking Group, 0.62%, due 10/19/10 (Note A)	14,435,072
50,000,000	Banco Bilbao Vizcaya Argentaria, S.A., 0.21%, due 3/8/10 (Note A)	49,989,792
100,000,000	Banco Bilbao Vizcaya Argentaria, S.A., 0.32%, due 4/16/10 (Note A)	99,934,222
50,000,000	Bank of Montreal, 0.16%, due 2/16/10	49,996,667
50,000,000	Bank of Montreal, 0.17%, due 3/26/10	49,987,486
23,000,000	Lloyds TSB Bank PLC, 0.21%, due 2/26/10	22,996,646
		287,339,885

	DOMESTIC/FOREIGN BANK SUPPORTED —18.3%
90,000,000	BNP Paribas Finance Inc., 0.15%, due 2/11/10 (GTY: BNP Paribas)	89,996,250
50,000,000	BNP Paribas Finance Inc., 0.18%, due 3/5/10 (GTY: BNP Paribas)	49,992,000
50,000,000	BNP Paribas Finance Inc., 0.20%, due 4/5/10 (GTY: BNP Paribas)	49,982,500
100,000,000	CBA (Delaware) Finance Inc., 0.26%, due 2/1/10 (GTY: Commonwealth Bank of Australia)	100,000,000
84,500,000	ING (US) Funding LLC, 0.17%, due 2/3/10 (GTY: ING Bank N.V.)	84,499,202
50,000,000	ING (US) Funding LLC, 0.17%, due 3/16/10 (GTY: ING Bank N.V.)	49,989,847
75,000,000	JPMorgan Chase Funding, 0.30%, due 3/22/10 (GTY: JPMorgan Chase & Co.) (Note A)	74,969,375
50,000,000	National Australia Funding (Delaware) Inc., 0.26%, due 2/16/10 (LOC: National Australia Bank) (Note A)	49,994,688
50,000,000	Nordea North America, Inc., 0.20%, due 2/17/10 (GTY: Nordea Bank AB)	49,995,556
50,000,000	Nordea North America, Inc., 0.17%, due 3/4/10 (GTY: Nordea Bank AB)	49,992,681
75,000,000	Rabobank USA Financial Corp., 0.12%, due 2/17/10 (GTY: Rabobank Nederland)	74,992,000
100,000,000	Santander Central Hispano Finance (Delaware) Inc., 0.35%, due 4/9/10 (GTY: Banco Santander, S.A.)	99,934,861
50,000,000	Santander Central Hispano Finance (Delaware) Inc., 0.65%, due 6/3/10 (GTY: Banco Santander, S.A.)	49,889,861
50,000,000	Santander Central Hispano Finance (Delaware) Inc., 0.28%, due 7/21/10 (GTY: Banco Santander, S.A.)	49,933,889
90,000,000	Santander Central Hispano Finance (Delaware) Inc., 0.32%, due 8/18/10 (GTY: Banco Santander, S.A.)	89,844,350
75,000,000	Societe Generale, North America, Inc., 0.17%, due 2/9/10 (GTY: Societe Generale)	74,997,167
45,000,000	Societe Generale, North America, Inc., 0.19%, due 2/19/10 (GTY: Societe Generale)	44,995,837
50,000,000	Societe Generale, North America, Inc., 0.24%, due 4/7/10 (GTY: Societe Generale)	49,978,333
		1,183,978,397

	INDUSTRIAL & OTHER COMMERCIAL PAPER—7.0%
65,000,000	General Electric Capital Corp, 0.28%, due 7/19/10	64,915,067
65,060,000	Province of Ontario, 0.13%, due 4/6/10	65,044,964
30,000,000	Province of Quebec, 0.13%, due 3/31/10 (Note A)	29,993,717
49,000,000	Queensland Treasury Corp., 0.16%, due 2/26/10	48,994,556
50,000,000	Total Capital Canada Ltd, 0.14%, due 2/8/10 (GTY: Total S.A.) (Note A)	49,998,639
30,000,000	University of California (Board of Regents) 0.20%, due 2/2/10	29,999,833
45,000,000	University of California (Board of Regents) 0.22%, due 4/6/10	44,982,400
70,000,000	University of California (Board of Regents) 0.21%, due 4/8/10	69,973,050
50,975,000	Walnut Energy Center Authority, 0.18%, due 3/25/10 (LOC: State Street Bank & Trust, Co.)	50,961,746
		454,863,972

	TOTAL COMMERCIAL PAPER—35.4%	2,291,590,471

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	CERTIFICATES OF DEPOSIT—38.2%
$50,000,000	Australia & New Zealand Banking Group, 0.23%, due 11/19/10	$50,000,000
50,000,000	Australia & New Zealand Banking Group, 0.23%, due 12/20/10	50,000,000
53,000,000	Banco Bilbao Vizcaya Argentaria, S.A., 0.14%, due 2/16/10	53,000,000
50,000,000	Banco Bilbao Vizcaya Argentaria, S.A., 0.25%, due 7/12/10	50,001,112
50,000,000	Banco Bilbao Vizcaya Argentaria, S.A., 0.24%, due 12/29/10	50,004,589
50,000,000	Bank of Montreal, 0.17%, due 2/19/10	50,000,000
90,000,000	Bank of Nova Scotia, 0.40%, due 4/20/10	90,000,000
28,500,000	Bank of Nova Scotia, 1.00%, due 6/10/10	28,500,000
50,000,000	Bank of Nova Scotia, 0.93%, due 6/17/10	50,000,000
50,000,000	Bank of Nova Scotia, 0.59%, due 9/22/10	50,003,224
50,000,000	Bank of Nova Scotia, 0.23%, due 10/19/10	50,000,000
50,000,000	Barclays Bank PLC, 0.14%, due 3/25/10	50,000,000
50,000,000	Barclays Bank PLC, 0.17%, due 4/26/10	50,000,000
46,000,000	Barclays Bank PLC, 0.23%, due 7/26/10	46,000,000
25,000,000	Canadian Imperial Bank of Commerce, 0.25%, due 2/26/10	25,000,000
35,800,000	Canadian Imperial Bank of Commerce, 0.23%, due 3/3/10	35,800,000
40,000,000	Canadian Imperial Bank of Commerce, 0.26%, due 10/22/10	40,000,000
50,000,000	Commonwealth Bank of Australia, NY, 0.29%, due 4/7/10	50,000,000
50,000,000	Commonwealth Bank of Australia, NY, 0.24%, due 7/15/10	50,000,000
99,000,000	Credit Agricole, S.A., 0.30%, due 5/4/10	99,000,000
50,000,000	Credit Agricole, S.A., 0.31%, due 7/13/10	50,000,000
50,000,000	Credit Agricole, S.A., 0.26%, due 1/28/11	50,005,008
100,000,000	Deutsche Bank AG, 0.28%, due 4/16/10	100,000,000
56,500,000	Deutsche Bank NY, 0.77%, due 2/16/10	56,513,488
50,000,000	Lloyds TSB Bank PLC, NY, 0.20%, due 2/16/10	50,000,000
50,000,000	Lloyds TSB Bank PLC, NY, 0.17%, due 2/23/10	50,000,000
70,000,000	Lloyds TSB Bank PLC, NY, 0.17%, due 2/25/10	70,000,000
75,000,000	National Australia Bank, 0.75%, due 7/14/10	75,000,000
75,000,000	National Bank of Canada, NY, 0.25%, due 5/4/10	75,000,000
50,000,000	National Bank of Canada, NY, 0.25%, due 6/7/10	50,000,000
75,000,000	National Bank of Canada, NY, 0.33%, due 11/2/10	75,000,000
50,000,000	Nordea Bank Finland, NY, 0.14%, due 2/10/10	50,000,125
50,000,000	Nordea Bank Finland, NY, 0.13%, due 2/24/10	50,000,000
100,000,000	Rabobank Nederland, NY, 0.30%, due 4/19/10	100,002,136
50,000,000	Rabobank Nederland, NY, 0.22%, due 6/9/10	50,000,873
50,000,000	Royal Bank of Canada, NY, 0.23%, due 12/14/10	50,000,000
50,000,000	Societe Generale, NY, 0.19%, due 2/4/10	50,000,042
75,000,000	Societe Generale, NY, 0.19%, due 2/22/10	75,000,219
100,000,000	Svenska Handelsbanken, NY, 0.21%, due 2/17/10	100,000,222
50,000,000	Svenska Handelsbanken, NY, 0.26%, due 7/14/10	50,000,000
50,000,000	Westpac Banking Corp., NY, 0.57%, due 9/15/10	50,000,000
75,000,000	Westpac Banking Corp., NY, 0.25%, due 9/27/10	75,004,475
50,000,000	Westpac Banking Corp., NY, 0.25%, due 1/19/11	50,004,880
		2,468,840,391

	U.S. GOVERNMENT AGENCY OBLIGATIONS—2.3%
40,000,000	Fannie Mae Discount Notes, 0.12%, due 3/24/10	39,993,483
75,000,000	Federal Farm Credit Bank, 0.09%, due 11/3/10	74,976,465
14,425,000	Federal Home Loan Bank, 1.06%, due 7/13/10	14,480,137
20,849,000	Freddie Mac Discount Notes, 0.18%, due 5/25/10	20,837,548
		150,287,633

	REGIONAL GOVERNMENT OBLIGATIONS—1.2%
28,500,000	Province of Manitoba, 4.45%, due 4/12/10	28,723,326
30,000,000	Province of Ontario, 3.13%, due 9/8/10	30,468,619
19,000,000	Province of Ontario, 0.88%, due 11/8/10	19,089,284
		78,281,229

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	CORPORATE OBLIGATIONS

	BANKS—5.3%
$40,000,000	Bank of New York Mellon (The), 0.68%, due 2/5/10 (Note C)	$40,002,236
10,500,000	BNP Paribas, 0.58%, due 3/10/10 (Note C)	10,504,027
6,815,000	Credit Agricole, S.A., 0.30%, due 5/28/10 (Note C)	6,815,967
60,945,000	National Australia Bank, 8.60%, due 5/19/10 (Note C)	62,421,085
59,000,000	Wachovia Bank, N.A., 1.17%, due 5/14/10 (Note C)	59,115,763
87,050,000	Wells Fargo & Company, 0.49%, due 8/20/10 (Note C)	87,139,671
75,000,000	Wells Fargo & Company, 0.31%, due 3/23/10 (Note C)	75,007,620
		341,006,369

	DOMESTIC/FOREIGN BANK SUPPORTED—1.4%
2,310,000	Anacortes Class Assets LLC, Ser. 2003, 0.73% (LOC: Bank of America, N.A.) (Note B)	2,310,000
1,785,000	Community HDC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2004, 0.28% (LOC: Wells Fargo Bank, N.A.) (Note B)	1,785,000
53,270,000	Corp. Fin Mgrs, Inc., Integrated Loan Program, Pooled Adj. Rate Tax. Notes, Ser. B, 0.23% (LOC: Wells Fargo Bank, N.A.) (Note B)	53,270,000
11,425,000	Country Class Assets, LLC, Ser. 2004A, 0.73% (LOC: Bank of America, N.A.) (Note B)	11,425,000
2,812,000	Kern Water Bank Authority, Tax. Adj. Rate Demand Bonds, Ser. 2003B, 0.23% (LOC: Wells Fargo Bank, N.A.) (Note B)	2,812,000
835,000	Lauren Co LLC, Tax. Adj. Rate Demand Bonds, 0.28% (LOC: Wells Fargo Bank, N.A.) (Notes A, B)	835,000
1,300,000	PCP Investors LLC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2003, 0.28% (LOC: Wells Fargo Bank, N.A.) (Note B)	1,300,000
7,330,000	Riddle Memorial Hospital Healthcare Center III Associates, Tax. Adj. Rate Demand Bonds, Ser. 2003, 0.28% (LOC: PNC Bank, N.A.) (Notes A, B)	7,330,000
11,144,000	Santander US Debt S.A. Unipersonal, 0.30%, due 7/23/10 (GTY: Banco Santander, S.A.) (Note C)	11,146,617
2,270,000	Sound Class Assets LLC, Ser. 2003A, 0.73% (LOC: Bank of America, N.A.) (Note B)	2,270,000
1,500,000	Westgate Investment Fund, LLC, Tax. Adj. Rate Demand Purchase Bonds, 0.23% (LOC: Wells Fargo Bank, N.A.) (Note B)	1,500,000
		95,983,617

	FINANCIALS—2.5%
42,553,000	General Electric Capital Corp., 0.66%, due 2/26/10 (Note C)	42,567,092
24,802,000	General Electric Capital Corp., 0.33%, due 5/10/10 (Note C)	24,805,934
21,800,000	Toyota Motor Credit Corp., 0.37%, due 8/17/10 (Note C)	21,818,842
24,800,000	Toyota Motor Credit Corp., 0.21%, due 9/10/10 (Note C)	24,800,000
45,000,000	Toyota Motor Credit Corp., 0.23%, due 1/10/11 (Note C)	45,000,000
		158,991,868

	TOTAL CORPORATE OBLIGATIONS—9.2%	595,981,854

	TAXABLE MUNICIPAL OBLIGATIONS—3.9%
35,000,000	California PCF Auth., Pacific Gas & Electric Proj., Ser. C, 0.18% (LOC: JPMorgan Chase & Co.) (Note B)	35,000,000
12,600,000	Illinois DFA, American College of Surgeons Proj., 0.45% (LOC: Northern Trust Company) (Note B)	12,600,000
58,000,000	Los Angeles County, Leasing Authority, TECP, 0.25% (Note B)	58,000,000
10,000,000	Los Angeles County, Leasing Authority, TECP, 0.25% (Note B)	10,000,000
22,250,000	Los Angeles County, Leasing Authority, TECP, 0.30% (Note B)	22,250,000
10,000,000	Minnesota State, Office of Higher Education, Ser A, 0.30% (LOC: U.S. Bank, N.A.) (Note B)	10,000,000
8,340,000	New Hampshire Business Finance Authority, Ser. B, 0.28% (LOC: Bank of America, N.A.) (Note B)	8,340,000
3,520,000	New York State HFA, Dekalb Ace Proj., Ser. B, 0.14% (LOC: Wachovia Bank, N.A.) (Note B)	3,520,000
16,400,000	Port Bellingham IDC, BP West Coast Prods. LLC Proj., 0.19% (LOC: BP West Products, LLC) (Note B)	16,400,000
3,000,000	Superior Wisconsin, IDA, Amsoil Inc. Proj., 0.28% (LOC: Wells Fargo Bank, N.A.) (Note B)	3,000,000
11,700,000	State of Texas, Chelsea Centro Proj., 0.25% (LOC: Bayerische Landesbank GZ) (Note B)	11,700,000
64,000,000	Valdez Alaska, BP Pipelines Proj., Ser. B, 0.18% (Note B)	64,000,000
		254,810,000

	U.S. TREASURY OBLIGATION—1.6%
100,000,000	U.S. Treasury Bills, 0.16%, due 5/20/10	99,952,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	REPURCHASE AGREEMENTS
$155,000,000	Barclays Capital, Inc.
	• 0.10% dated 1/29/10, due 2/1/10 in the amount of $155,001,292
	• fully collateralized by various U.S. Treasury Notes, coupon range 0.00%-8.75%
	maturity range 4/8/10-8/15/20, value $158,100,059	$155,000,000

229,384,000	Deutsche Bank Securities Inc.
	• 0.11% dated 1/29/10, due 2/1/10 in the amount of $229,386,103
	• fully collateralized by various U.S. government obligations, coupon range 0.00%-4.75%
	maturity range 3/12/10-4/15/30, value $233,972,221	229,384,000

105,000,000	RBC Capital Markets Corp.
	• 0.11% dated 1/29/10, due 2/1/10 in the amount of $105,000,962
	• fully collateralized by various U.S. government obligations, coupon range 2.13%-4.75%
	maturity range 12/10/10-5/23/13, value $107,100,762	105,000,000

	TOTAL REPURCHASE AGREEMENTS—7.6%	489,384,000

	TOTAL INVESTMENTS (Cost $6,429,127,578)†—99.4%	6,429,127,578

	OTHER ASSETS & LIABILITIES, NET—0.6%	36,339,181

	NET ASSETS—100.0%	$6,465,466,759

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2010, these securities amounted to $742,888,722 or 11.5% of net assets. These securities have been deemed liquid by the Board of Directors.

(B)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(C)	Variable rate security. The rate shown is the current rate on January 31, 2010. Date shown represents the next interest reset date.

DFA	Development Finance Authority
GTY	Guarantee
HDC	Housing Development Corporation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDC	Industrial Development Corporation
LIQ	Liquidity Agreement
LOC	Letter of Credit
PCF	Pollution Control Financing
TECP	Tax Exempt Commerical Paper

As of January 31, 2010, all of the Portfolio’s investments are classified as Level 2 within the fair value hierarchy.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. GOVERNMENT PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS

	FANNIE MAE—12.2%
$50,000,000	Discount Notes, 0.06%, due 2/1/10 (Note A)	$50,000,000
50,000,000	Discount Notes, 0.11%, due 3/24/10 (Note A)	49,991,854
50,000,000	Notes, 0.23%, due 8/5/10 (Notes A, B)	50,014,133
54,945,000	Notes, 1.50%, due 9/16/10 (Note A)	55,314,541
		205,320,528

	FEDERAL FARM CREDIT BANK—21.2%
3,300,000	Notes, 0.05%, due 1/14/10 (Note B)	3,296,536
95,000,000	Notes, 2.38%, due 4/7/10	95,363,966
36,500,000	Notes, 0.17%, due 5/26/10 (Note B)	36,501,296
26,500,000	Notes, 0.40%, due 10/1/10	26,495,470
120,000,000	Notes, 0.16%, due 10/26/10 (Note B)	120,000,000
75,000,000	Notes, 0.09%, due 11/3/10 (Note B)	74,976,465
		356,633,733

	FEDERAL HOME LOAN BANK—14.5%
48,000,000	Discount Notes, 0.06%, due 2/5/10	47,999,680
12,500,000	Notes, 0.55%, due 2/10/10 (Note C)	12,500,000
133,000,000	Notes, 1.02%, due 2/26/10	133,084,854
29,900,000	Notes, 0.55%, due 5/28/10	29,920,757
20,250,000	Notes, 0.20%, due 10/8/10 (Note B)	20,256,260
		243,761,551

	FREDDIE MAC—17.7%
50,000,000	Discount Notes, 0.10%, due 3/30/10 (Note A)	49,992,083
90,000,000	Discount Notes, 0.14%, due 4/19/10 (Note A)	89,973,050
125,000,000	Discount Notes, 0.15%, due 4/28/10 (Note A)	124,953,715
20,000,000	Discount Notes, 0.17%, due 5/25/10 (Note A)	19,989,014
12,849,000	Notes, 5.13%, due 8/23/10 (Note A)	13,201,127
		298,108,989

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS—65.6%	1,103,824,801

	REPURCHASE AGREEMENTS—34.4%
200,000,000	Barclays Capital Inc.
	• 0.10% dated 1/29/10, due 2/1/10 in the amount of $200,001,667
	• fully collateralized by various U.S. Treasury Notes, coupon range 2.88%-3.13%
	maturity range 6/30/10-10/31/16, value $204,000,032	200,000,000

129,239,000	Deutsche Bank Securities Inc.
	• 0.11% dated 1/29/10, due 2/1/10 in the amount of $129,240,185
	• fully collateralized by various Fannie Mae obligations, coupon range 0.00%-6.63%
	maturity range 3/9/11-11/15/30, value $131,823,780	129,239,000

250,000,000	RBC Capital Markets Corp.
	• 0.11% dated 1/29/10, due 2/1/10 in the amount of $250,002,292
	• fully collateralized by various U.S. government obligations, coupon range 0.00%-6.25%
	maturity range 4/16/10-1/28/15, value $255,000,154	250,000,000
		579,239,000

	TOTAL INVESTMENTS (Cost $1,683,063,801) †—100.0%	1,683,063,801

	OTHER ASSETS & LIABILITIES, NET—0.0%	201,314

	NET ASSETS—100.0%	$1,683,265,115

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(B)	Variable rate securities. The rates shown are the current rates on January 31, 2010. Dates shown represent the next interest reset date.

(C)	Security may be called at issuer's option prior to maturity date. Date shown represents the next call date.

As of January 31, 2010, all of the Portfolio’s investments are classified as Level 2 within the fair value hierarchy.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
 TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	ALABAMA—0.6%
$4,650,000	Montgomery IDRB (Anderson ALACO Lawn Proj.) Ser. 1999, 0.40% (LOC: U.S. Bank, N.A.) (Notes A, C)	$4,650,000

	ALASKA—0.2%
1,600,000	Valdez Marine Terminal Rev. Bonds (BP Pipelines Inc. Proj.) Ser. 2003C, 0.16% (GTY: BP PLC) (Note A)	1,600,000

	CALIFORNIA—9.5%
26,810,396	Freddie Mac MFC Rev. Bonds, Ser. M001, 0.26% (GTY: Freddie Mac) (Notes A, B, C)	26,810,396
19,000,000	HFA Rev. Bonds, MFH, Ser. B, 0.19% (TCLF: Fannie Mae; Freddie Mac) (Notes A, C)	19,000,000
6,500,000	Riverside Cnty. Teeter Fin. Auth. TECP, 0.15%, due 2/2/10	6,500,000
10,000,000	Riverside Cnty. Teeter Fin. Auth. TECP, 0.30%, due 3/1/10	10,000,000
6,465,000	University of CA TECP, 0.17%, due 2/1/10	6,465,000
3,550,000	Ventura Cnty. TECP, 0.20%, due 3/3/10	3,550,000
		72,325,396

	COLORADO—1.6%
1,090,000	Boulder Hsg. Auth. Rev. Bonds (Broadway East Apts. Proj.) Ser. 2007, 0.35% (LOC: U.S. Bank, N.A.) (Note A)	1,090,000
3,900,000	Health Facs. Auth. Rev. Bonds (Exempla Inc. Proj.) 0.16% (LOC: U.S. Bank, N.A.) (Note A)	3,900,000
2,000,000	HFA Rev. Bonds (Ready Foods Inc. Proj.) 0.30% (LOC: Bank One, N.A.) (Note A)	2,000,000
4,000,000	HFA Rev. Bonds (Single Family Proj.) 0.20% (LOC: Fannie Mae) (Notes A, C)	4,000,000
1,100,000	HFA Rev. Bonds (Warneke Paper Box Co. Proj.) 0.38% (LOC: Wells Fargo Bank, N.A.) (Note A)	1,100,000
		12,090,000

	CONNECTICUT—1.6%
12,100,000	HEFA Rev. Bonds, TECP (Yale University) 0.35%, due 2/4/10 (Note A)	12,100,000

	FLORIDA—2.5%
7,025,000	Alachua Cnty., HFA Rev. Bonds (Brookside Apts. Proj.) 0.25% (LOC: Fannie Mae) (Notes A, C)	7,025,000
2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.) 0.25% (LOC: Fannie Mae) (Notes A, C)	2,500,000
9,550,000	Miami-Dade Cnty., IDA Rev. Bond, 0.28% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	9,550,000
		19,075,000

	GEORGIA—0.6%
4,600,000	Douglas Cnty. Dev. Auth. Rev. Bonds (Pandosia LLC Proj.) Ser. A, 0.28% (LOC: Wells Fargo Bank, N.A.) (Note A)	4,600,000

	ILLINOIS—4.8%
20,918,000	Educ. Facs. Authority TECP, 0.27%, due 4/5/10 (LOC: JPMorgan Chase Bank, N.A.)	20,918,000
1,800,000	Fin. Auth. Rev. Bonds (Carle Fdtn. Proj.) Ser. B, 0.13% (LOC: Northern Trust Company) (Note A)	1,800,000
1,800,000	Fin. Auth. Rev. Bonds (Carle Fdtn. Proj.) Ser. C, 0.14% (LOC: Northern Trust Company) (Note A)	1,800,000
3,600,000	Fin. Auth. Rev. Bonds (Rush Univ. Med. Ctr. Proj.) Ser. A, 0.19% (LOC: Northern Trust Company) (Note A)	3,600,000
2,200,000	Fin. Auth. Rev. Bonds (Univ. Chicago Med. Ctr.) Ser. B-2, 0.20% (LOC: Bank of Montreal) (Note A)	2,200,000
2,100,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) 0.20% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	2,100,000
3,630,000	Oswego IDRB (Griffith Labs Proj.) 1.25% (LOC: LaSalle Bank, N.A.) (Note A)	3,630,000
600,000	Will Cty. Fac. Rev. Bonds (BP Amoco Chemical) 0.19% (Note A)	600,000
		36,648,000

	INDIANA—1.8%
925,000	DFA Rev. Bonds (Sheet Metal Workers Local 20) 0.40% (LOC: US Bank, N.A.) (Note A)	925,000
10,000,000	Housing & Comm. Dev. Auth. Rev. Bonds, Ser A-2, 0.16% (LOC: Fannie Mae) (Notes A, C)	10,000,000
2,400,000	Whiting Env. Fac. Bonds (BP Products N.A. Proj.) 0.19% (Note A)	2,400,000
		13,325,000

	IOWA—2.0%
8,780,000	Fin. Auth. IDRB (Cone Enterprise Proj.) 0.28% (LOC: Wells Fargo Bank, N.A.) (Note A)	8,780,000
5,000,000	Fin. Auth. Rev. Bonds (Corp Center Assoc.) 0.28% (LOC: Wells Fargo Bank, N.A.) (Note A)	4,998,000
1,540,000	Fin. Auth. Rev. Bonds (Embria Health) 0.38% (LOC: Wells Fargo Bank, N.A.) (Note A)	1,540,000
		15,318,000

	KENTUCKY—0.5%
4,000,000	Williamstown League of Cities Funding Trust, Ser. B, 0.18% (LOC: U.S. Bank, N.A.) (Note A)	4,000,000

	LOUISIANA—1.1%
2,789,000	Calcasieu Parish PTA Rev. Bonds (WPT Corp. Proj.) 0.35% (LOC: Bank of America, N.A.) (Note A)	2,789,000
5,100,000	East Baton Rouge Parish, Rev. Bonds (Exxon Proj.) 0.20% (Note A)	5,100,000
		7,889,000

	MARYLAND—1.1%
7,902,000	Maryland State Heatlh and Higher Ed. (Pooled Land Proj.) Ser. D, 0.21% (Note A)	7,902,000

	MICHIGAN—4.6%
8,255,000	HDA Rev. Bonds (Alderwood Proj.) 0.40% (LOC: FHLB) (Note A)	8,255,000
17,700,000	HDA Rev. Bonds, Ser. B, 0.20% (LOC: Fannie Mae) (Notes A, C)	17,700,000
8,765,000	Muni. Bond Auth., State Aid Notes, Ser. 3, 2.50% (LOC: Scotiabanc Inc.) (Note A)	8,843,573
		34,798,573

TD ASSET MANAGEMENT USA FUNDS INC.
 TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	MINNESOTA—5.9%
$1,300,000	Eden Prairie MFH Rev. Bonds, 0.35% (LOC: LaSalle Bank, N.A.) (Note A)	$1,300,000
8,075,000	Minnesota-St. Paul Aprts TECP, 0.40%, due 2/3/10	8,075,000
5,000,000	Office of Higher Ed. (Suppl. Student Ln. Proj.) Ser. B, 0.24% (LOC: U.S. Bank, N.A.) (Note A)	5,000,000
13,950,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2002A, 0.30% (LOC: LaSalle Bank, N.A.) (Note A)	13,950,000
11,705,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2003, 0.30% (LOC: LaSalle Bank, N.A.) (Note A)	11,705,000
5,000,000	St. Paul, Hsg & Redev. Auth., Rev. Bond (Allina Health Sys. Proj.) Ser. C, 0.14% (LOC: Wells Fargo & Co.) (Note A)	5,000,000
		45,030,000

	MISSOURI—0.8%
6,000,000	St. Joseph IDRB (Heartland Regl. Med. Ctr.) Ser. A, 0.16% (LOC: U.S. Bank, N.A.) (Note A)	6,000,000

	MONTANA—0.2%
1,500,000	Forsyth PCR Bonds (Pacificorp Proj.) 0.19% (LOC: BNP Paribas) (Note A)	1,500,000

	NEW JERSEY—3.1%
635,000	EDA Rev. Bonds (Accurate Box Co.) 0.53% (LOC: Wells Fargo Bank, N.A.) (Note A)	635,000
15,000,000	EDA TECP, 0.25%, due 3/4/10	15,000,000
8,000,000	New Jersey State, TRANS, 2.50%, due 6/24/10	8,061,834
		23,696,834

	NEW MEXICO—0.3%
2,300,000	Fin. Auth. Trans. Rev. Bonds, Sub-Ser. A-1, 0.17% (LOC: State Street Bank & Trust Co.) (Note A)	2,300,000

	NEW YORK—12.0%
8,700,000	Long Island Power Auth. Rev. Bonds, Ser. 3A, 0.25% (LOC: JPMorgan Chase Bank, N.A.; Landesbank Baden-Wuerttemberg) (Note A)	8,700,000
7,000,000	NYC HDC Rev. Bonds (Lyric Dev Proj.) Ser. A, 0.19% (LOC: Fannie Mae) (Notes A, C)	7,000,000
11,800,000	NYC Liberty Dev. Corp. Rev. Bonds (World Trade Ctr. Proj.) Ser. A, 0.50% (Note A)	11,800,000
17,500,000	NYC Trust for Cultural Res. Rev. Bonds, (Julliard School) Ser. C, 0.65% (Note A)	17,500,000
10,000,000	Nassau Health Care Corp., Ser. D-1, 0.19% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	10,000,000
3,700,000	Nassau TANS, Ser. B, 3.00%, due 10/15/10	3,768,603
2,400,000	NYC GO, Ser. F-6, 0.15% (LOC: Morgan Guaranty Trust) (Note A)	2,400,000
18,000,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 0.27%, due 2/12/10 (LOC: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia; Bank of New York Mellon (The); Bayerische Landesbank GZ; Wachovia Bank, N.A.; Landesbank Baden-Wuerttemberg; State Street Bank & Trust Co.)	18,000,000
6,700,000	Sussex Cnty, TANS, 2.00%, due 8/12/10	6,758,948
5,000,000	Sussex Cnty, TANS, 1.25%, due 8/12/10	5,024,391
		90,951,942

	OHIO—0.1%
1,000,000	Solid Waste Rev. Bonds (BP Prods. North America) 0.19% (Note A)	1,000,000

	OREGON—0.2%
1,460,000	EDR Bonds (Antelope Acquisition Proj.) 0.38% (LOC: US Bank, N.A.) (Note A)	1,460,000

	PENNSYLVANIA—2.9%
7,000,000	Berks Cnty, Muni Auth. Rev. Bonds (Reading Hosp. & Med. Ctr Proj.) Ser. A-1, 0.18% (Note A)	7,000,000
5,300,000	Berks Cnty, Muni Auth. Rev. Bonds (Reading Hosp. & Med. Ctr Proj.) Ser. A-4, 0.22% (Note A)	5,300,000
10,000,000	Berks Cnty, Muni Auth. Rev. Bonds (Reading Hosp. & Med. Ctr Proj.) Ser. A-5, 0.47% (Note A)	10,000,000
		22,300,000

	RHODE ISLAND—0.3%
2,500,000	Ind. Fac. Corp. IDRB (Exxon Mobil Proj.) 0.18% (Note A)	2,500,000

	SOUTH CAROLINA—0.7%
5,500,000	Three Rivers Solid Waste Disp. Rev. Bonds, Ser. A, 0.60% (LOC: U.S. Bank, N.A.) (Note A)	5,500,000

	TEXAS—12.3%
16,485,000	Austin TECP, 0.35%, due 2/10/10	16,485,000
2,000,000	Calhoun Cnty. Naval IDA Rev. Bonds, 0.19% (Note A)	2,000,000
6,000,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds (Chisholm Trails Apts.) 0.26% (LOC: Fannie Mae) (Notes A, C)	6,000,000
10,000,000	Gulf Coast IDA Rev. Bonds (Citgo Pet. Proj.) 0.18% (LOC: BNP Paribas) (Note A)	10,000,000
700,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (BP Amoco Chem. Proj.) 0.19% (Note A)	700,000
22,950,000	Houston Hotel Occupancy TECP, Ser. A, 0.35% due 3/2/10 (LOC: Bank of New York, NY)	22,950,000
30,000,000	State of Texas TRANS, 2.50%, due 8/31/10	30,352,671
5,000,000	University of Texas (Perm. Univ. Funding Sys. Proj.) Ser. A, 0.14% (Note A)	5,000,000
		93,487,671

	UTAH—1.2%
7,300,000	MFH Rev. Bonds (Pointe Apts. Proj.) 0.35% (LOC: DEPFA Bank) (Note A)	7,300,000
1,960,000	Park City Rev. Bonds (Ski & Snowboard Assoc.) 0.18% (Note A)	1,960,000
		9,260,000

	VARIOUS STATES—4.0%
19,934,310	Freddie Mac MFC Rev. Bonds, Ser. M002, 0.26% (LOC: Freddie Mac) (Notes A, B, C)	19,934,310
10,328,765	Freddie Mac MFC Rev. Bonds, Ser. M008, 0.26% (LOC: Freddie Mac) (Notes A, B, C)	10,328,765
		30,263,075

TD ASSET MANAGEMENT USA FUNDS INC.
 TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	VIRGINIA—4.8%
$6,000,000	Norfolk EDA (Sentara Hlthcare Proj.) Ser. C, 0.16% (Note A)	$6,000,000
30,000,000	Norfolk IDA TECP, 0.13%, due 2/9/10	30,000,000
		36,000,000

	WASHINGTON—7.8%
400,000	EDA Rev. Bonds (Seadrunar Proj.) 0.18% (LOC: US Bank, N.A.) (Note A)	400,000
2,500,000	HFC Rev. Bonds (Auburn Meadows Proj.) Ser. A, 0.27% (LOC: Wells Fargo Bank, N.A.) (Note A)	2,500,000
9,320,000	HFC Rev. Bonds (Boardwalk Apt. Proj.) Ser. A, 0.27% (LOC: Fannie Mae) (Notes A, C)	9,320,000
6,200,000	HFC Rev. Bonds (Bremerton Senior Living) 0.27% (LOC: Fannie Mae) (Notes A, C)	6,200,000
6,365,000	HFC Rev. Bonds (Eagle's Landing Apt. Proj.) 0.26% (LOC: Fannie Mae) (Notes A, C)	6,365,000
4,700,000	HFC Rev. Bonds (Olympics Place Proj.) 0.25% (LOC: U.S. Bank, N.A.) (Note A)	4,700,000
2,000,000	HFC Rev. Bonds (Merrill Gardens Proj.) Ser. A, 0.27% (LOC: Fannie Mae) (Notes A, C)	2,000,000
2,250,000	HFC Rev. Bonds (Oxford Square Apts. Proj.) Ser. A, 0.50% (LOC: US Bank, N.A.) (Note A)	2,250,000
1,600,000	HFC Rev. Bonds (Lake Washington Apt. Proj.) 0.23% (LOC: US Bank, N.A.) (Note A)	1,600,000
4,620,000	HFC Rev. Bonds (Woodlands Proj.) Ser. A, 0.29% (LOC: Fannie Mae) (Notes A, C)	4,620,000
800,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) 0.50% (LOC: US Bank, N.A.) (Note A)	800,000
7,000,000	Port Bellingham IDA Rev. Bonds (BP West Coast Prods. Proj.) 0.19% (Note A)	7,000,000
11,160,000	Port of Seattle Rev. TECP, Ser. A-2, 0.35%, due 3/3/10 (LOC: Bayerische Landesbank GZ)	11,160,000
		58,915,000

	WISCONSIN—4.8%
11,371,000	State of Wisconsin, TECP, 0.20%, due 4/5/10	11,371,000
25,000,000	State of Wisconsin, TECP, 2.50%, due 6/15/10	25,188,138
		36,559,138

	WYOMING—1.7%
1,000,000	Lincoln Cnty. PCR Bond (Exxon Proj.) Ser.A, 0.18% (Note A)	1,000,000
12,200,000	Student Loan Auth., Ser. A-2, 0.29% (LOC: Royal Bank of Canada) (Note A)	12,200,000
		13,200,000

	TOTAL MUNICIPAL OBLIGATIONS (Cost $726,244,629)†—95.6%	726,244,629

	OTHER ASSETS & LIABILITIES, NET—4.4%	33,006,634

	NET ASSETS—100.0%	$759,251,263

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)
Securities exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2010, these securities amounted to $57,073,471 or 7.5% of the net assets. These securities have been deemed liquid by the Board of Directors.

(C)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

DFA	Development Finance Authority
EDA	Economic Development Authority
EDC	Economic Development Corporation
EDR	Economic Development Revenue
FHLB	Federal Home Loan Bank
GO	General Obligation
GTY	Guarantee
HDA	Housing Development Authority
HDC	Housing Development Corporation
HEFA	Housing & Educational Finance Authority
HFA	Housing Finance Authority
HFC	Housing Finance Committee
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MFC	Multi-Family Certificates
MFH	Multi-Family Housing
PCR	Pollution Control Revenue
PTA	Public Transportation Authority
TANS	Tax Anticipation Notes
TCLF	Temporary Credit Liquidity Facility
TECP	Tax-Exempt Commercial Paper
TRANS	Tax & Revenue Anticipation Notes

As of January 31, 2010, all of the Portfolio’s investments are classified as Level 2 within the fair value hierarchy.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio's most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
 TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	CALIFORNIA—98.3%
$4,900,000	ABAG Fin. Auth. for Nonprofit Corps. (Pt Loma Nazarene) 0.14% (LOC: Wells Fargo Bank, N.A.) (Note A)	$4,900,000
11,000,000	Dept. of Water Resources Rev. Bonds, Ser. B-1, 0.17% (LOC: Bank of New York Mellon (The)) (Note A)	11,000,000
2,700,000	Dept. of Water Resources Rev. Bonds, Sub-Ser. F-2, 0.17% (LOC: JPMorgan Chase Bank) (Note A)	2,700,000
14,000,000	Econ. Rec. Bonds, Ser. C11, 0.12% (LOC: BNP Paribas) (Note A)	14,000,000
9,900,000	Educational Facilities (CA Institute of Technology) Ser. B, 0.15% (Note A)	9,900,000
25,114,638	Freddie Mac MFC Rev. Bonds, Ser. M001, 0.26% (LOC: Freddie Mac) (Notes A, B, C)	25,114,638
10,365,705	Freddie Mac MFC Rev. Bonds, Ser. M007, 0.26% (LOC: Freddie Mac) (Notes A, B, C)	10,365,705
5,000,000	GO Bonds, Ser. A-3, 0.20% (LOC: Bank of Montreal) (Note A)	5,000,000
1,400,000	GO Bonds, (Kindergarten Proj.) Ser. A2, 0.17% (LOC: State Street Bank & Trust Co.) (Note A)	1,400,000
2,300,000	GO Bonds, (Kindergarten Proj.) Ser. A3, 0.17% (LOC: State Street Bank & Trust Co.) (Note A)	2,300,000
1,400,000	Health Facilities Auth. Rev. Bonds (Adventist Health Sys. Proj.) Ser. B, 0.15% (LOC: U.S. Bank, N.A.) (Note A)	1,400,000
5,000,000	HFA Rev. Bonds, MFH, Ser. A, 0.20% (LOC: Fannie Mae) (Notes A, C)	5,000,000
6,100,000	HFA Rev. Bonds, MFH, Ser. B, 0.19% (LOC: Fannie Mae) (Notes A, C)	6,100,000
3,000,000	HFA Rev. Bonds, MFH, Ser. E, 0.19% (LOC: Fannie Mae) (Notes A, C)	3,000,000
2,900,000	Infrastructure & EDR Bonds (Nature Kist Snacks Proj.) 0.25% (LOC: Wells Fargo Bank, N.A.) (Note A)	2,900,000
1,115,000	Infrastructure & EDR Bonds, Ser. A, 0.45% (LOC: Wells Fargo Bank, N.A.) (Note A)	1,115,000
1,037,000	Irvine Improve. Brd, Act 1915, Special Assessment Bonds, 0.18% (LOC: State Street Bank & Trust Co.) (Note A)	1,037,000
3,862,000	Irvine Improve. Brd, Act 1915, Special Assessment Bonds, 0.17% (LOC: Bank of America, N.A.) (Note A)	3,862,000
2,000,000	Irvine Ranch Water Dist. Rev. Bonds, 0.15% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	2,000,000
2,000,000	Irvine Unified School District (Comm. Facs. Proj.) 0.18% (LOC: Bank of America, N.A.) (Note A)	2,000,000
7,700,000	Lancaster Redev. Agency Rev. Bonds (Cedar Creek Proj.) 0.22% (LOC: Fannie Mae) (Notes A, C)	7,700,000
1,900,000	Long Beach Cty. TECP, 0.20%, due 3/1/10 (LOC: JPMorgan Chase Bank, N.A.)	1,900,000
4,900,000	Los Angeles Dept. of Airports Rev. Bonds, Ser. A, 0.22% (LOC: BNP Paribas) (Note A)	4,900,000
1,530,000	Muni. Fin. Auth. Rev. Bonds, (Goodwill Inds.-Orange Cnty.) 0.18%, (LOC: Wells Fargo Bank, N.A.) (Note A)	1,530,000
3,800,000	Muni. Fin. Auth. Rev. Bonds, (La Sierra Univ. Proj.) Ser. B, 0.14%, (LOC: Wells Fargo Bank, N.A.) (Note A)	3,800,000
3,996,000	Northstar Comm. Housing Corp., Ser. A, 0.20% (LOC: U.S. Bank, N.A.) (Note A)	3,996,000
9,100,000	PCR Fin. Auth. Rev. Bonds (Atlantic Richfield Co. Proj.) Ser. A, 0.18% (Note A)	9,100,000
2,300,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric) 0.16% (LOC: Bank One, N.A.) (Note A)	2,300,000
1,000,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric) Ser. B, 0.20% (LOC: JPMorgan Chase Bank) (Note A)	1,000,000
6,100,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric) Ser. C, 0.18% (LOC: JPMorgan Chase Bank) (Note A)	6,100,000
3,400,000	Riverside Cty. Teeter Fin. Auth. TECP, 0.15%, due 2/2/10	3,400,000
10,000,000	Riverside Cty. Teeter Fin. Auth. TECP, 0.30%, due 3/1/10	10,000,000
4,860,000	Sacramento MUD Rev. Bonds, Ser. J, 0.14%, (LOC: Bank of America, N.A.) (Note A)	4,860,000
7,000,000	Sacramento Muni. Utl. Auth. TECP, 0.28%, due 4/9/10	7,000,000
6,500,000	Sacramento Muni. Utl. Auth. TECP, 0.20%, due 5/11/10	6,500,000
3,300,000	Sacramento Yolo, Port Auth. Rev. Bonds (CA Free Trade Project) 0.30% (LOC: Wells Fargo Bank, N.A.) (Note A)	3,300,000
1,115,000	San Francisco Airport TECP, 0.35%, due 2/3/10	1,115,000
10,000,000	San Francisco County, Trans. Auth. TECP, 0.35%, due 4/7/10	10,000,000
6,000,000	San Gabriel Valley Govt. TECP, 0.30%, due 3/2/10	6,000,000
6,000,000	San Gabriel Valley Govt. TECP, 0.30%, due 3/3/10	6,000,000
5,950,000	San Jose Redev. Agency Tax Allocation (Set Aside-Merged) Ser. C, 0.16% (LOC: Bank of New York Mellon (The)) (Note A)	5,950,000
4,600,000	San Jose Fin. Auth. Rev. Bonds (Civic Center Proj.) Ser. A, 0.13% (LOC: Bank of Nova Scotia) (Note A)	4,600,000
1,000,000	Santa Clara Cnty. Fin. Auth. Rev. Bonds (El Camino Hosp. Proj.) Ser. A, 0.15% (LOC: Wells Fargo Bank, N.A.) (Note A)	1,000,000
500,000	Santa Clara Cnty. Fin. Auth. Rev. Bonds (Hsg. Auth. Office Proj.) Ser. A, 0.15% (LOC: U.S. Bank, N.A.) (Note A)	500,000
7,700,000	Santa Cruz Cnty. Hsg. Auth. Rev. Bonds (Paloma Del Mar Apts. Proj.) Ser. A, 0.28% (LOC: Wells Fargo Bank, N.A.) (Note A)	7,700,000
1,200,000	Santa Fe Springs IDA (Metal Ctr. Proj.) Ser. A, 0.25% (LOC: Bank of America, N.A.) (Note A)	1,200,000
6,100,000	South San Franscisco MFH (Magnolia Plaza Apts.) Ser. A, 0.22% (Note A)	6,100,000
5,000,000	Statewide CDA Rev. Bonds (Chino Hills Proj.) 0.20% (LOC: Fannie Mae) (Notes A, C)	5,000,000
9,600,000	Statewide CDA Rev. Bonds (Coventry Place Apts. Proj.) 0.23% (LOC: Fannie Mae) (Notes A, C)	9,600,000
2,605,000	Statewide CDA Rev. Bonds (Masters College Proj.) 0.14% (LOC: U.S. Bank, N.A.) (Note A)	2,605,000
3,600,000	Statewide CDA Rev. Bonds (Pavillion Apts) 0.21% (LOC: Fannie Mae) (Notes A, C)	3,600,000
14,328,000	University of CA TECP, 0.22%, due 3/4/10	14,328,000
10,000,000	Ventura Cty. TECP, 0.20%, due 3/3/10	10,000,000
		287,778,343

	TOTAL MUNICIPAL OBLIGATIONS (Cost $287,778,343)†—98.3%	287,778,343

	OTHER ASSETS AND LIABILITIES, NET—1.7%	4,991,028

	NET ASSETS—100.0%	$292,769,371

TD ASSET MANAGEMENT USA FUNDS INC.
 TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2010, these securities amounted to $35,480,343 or 12.1% of net assets. These securities have been deemed liquid by the Board of Directors.

(C)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

ABAG	Association of Bay Area Governments
CDA	Community Development Authority
EDR	Economic Development Revenue
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LOC	Letter of Credit
MFC	Multi-Family Certificates
MFH	Multi-Family Housing
MUD	Municipal Urban Development
PCR	Pollution Control Revenue Bond
TECP	Tax-Exempt Commercial Paper

As of January 31, 2010, all of the Portfolio’s investments are classified as Level 2 within the fair value hierarchy.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	NEW YORK—93.3%
$3,400,000	Albany, IDA Rev. Bonds (South Mall Towers Proj.) Ser. A, 0.22% (LOC: Fannie Mae) (Notes A, B)	$3,400,000
1,800,000	Allegany Cnty., IDA Rev. Bonds (Atlantic Richfield Proj.) 0.17% (Note A)	1,800,000
4,000,000	Dorm. Auth. Rev. Bonds, TECP Notes (Cornell University) 0.20%, due 4/5/10	4,000,000
3,000,000	Dorm. Auth. Rev. Bonds (City University) Ser. C, 0.19% (LOC: Bank of America, N.A.) (Note A)	3,000,000
1,100,000	Dorm. Auth. Rev. Bonds (Columbia University) Ser. A, 0.20% (Note A)	1,100,000
5,800,000	Dorm. Auth. Rev. Bonds (Rockefeller University) Ser. B, 0.20% (Note A)	5,800,000
3,000,000	Dorm. Auth. Rev. Bonds (University of Rochester) Ser. B-1, 0.17% (Note A)	3,000,000
1,700,000	Dutchess Cnty. IDA Rev. Bonds (Marist College) 0.20% (LOC: Bank of New York Mellon (The)) (Note A)	1,700,000
500,000	Environmental Facs. (General Electric Proj.) 0.22% (Note A)	500,000
2,325,000	Geneva HFA Rev. Bonds (Depaul Community Facs.) Ser. A, 0.19% (LOC: FHLB) (Note A)	2,325,000
2,000,000	HFA Rev. Bonds (150 East 44th St. Proj.) Ser. A, 0.19% (LOC: Fannie Mae) (Notes A, B)	2,000,000
3,000,000	HFA Rev. Bonds (1500 Lexington Ave. Proj.) Ser. A, 0.27% (LOC: Fannie Mae) (Notes A, B)	3,000,000
1,000,000	HFA Rev. Bonds (240 East 39th St. Proj.) Ser. A, 0.19% (LOC: Freddie Mac) (Notes A, B)	1,000,000
6,500,000	HFA Rev. Bonds (250 West 93rd St. Proj.) Ser. A, 0.21% (LOC: Fleet National Bank) (Note A)	6,500,000
11,700,000	HFA Rev. Bonds (345 East 94th St. Proj.) Ser. A, 0.19% (LOC: Freddie Mac) (Notes A, B)	11,700,000
2,600,000	HFA Rev. Bonds (350 West 43rd St. Proj.) Ser. A, 0.24% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	2,600,000
7,000,000	HFA Rev. Bonds (Dekalb Ace Housing Proj.) Ser. B, 0.14% (LOC: Wachovia Bank, N.A.) (Note A)	7,000,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.) Ser. A, 0.20% (LOC: Fannie Mae) (Notes A, B)	1,400,000
2,250,000	HFA Rev. Bonds (West 38th St. Proj.) 0.21% (LOC: Fannie Mae) (Notes A, B)	2,250,000
2,900,000	LGAC Rev. Bonds, Ser B, 0.16% (LOC: Bank of Nova Scotia) (Note A)	2,900,000
5,000,000	Liberty Dev. Corp. Rev. Bonds (World Trade Ctr. Proj.) Ser. A, 0.50% (Note A)	5,000,000
5,000,000	Long Island Power Auth. TECP, 0.24%, due 3/18/10 (LOC: WestLB AG)	5,000,000
400,000	Nassau Cnty. Interim Fin. Auth. Rev. Bonds, Ser. C, 0.16% (Note A)	400,000
6,000,000	Nassau Cnty. TANS, Ser. B, 3.00%, due 10/15/10	6,111,248
7,320,000	NYC Cap. Resource Corp. (Enhanced Assistance) Ser. B, 0.17% (LOC: Bank of America, N.A.) (Note A)	7,320,000
5,100,000	NYC HDC Rev. Bonds (Atlantic Court Apts.) Ser. A, 0.20% (LOC: Freddie Mac) (Notes A, B)	5,100,000
3,300,000	NYC HDC Rev. Bonds (Lyric Dev. Proj.) Ser. A, 0.19% (LOC: Fannie Mae) (Notes A, B)	3,300,000
5,000,000	NYC HDC Rev. Bonds (Nicole Proj.) Ser. A, 0.19% (LOC: Fannie Mae) (Notes A, B)	5,000,000
4,930,000	NYC IDA Rev. Bonds (MSMC Realty Corp. Proj.) 0.15% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	4,930,000
1,400,000	NYC IDA Rev. Bonds (USA Waste Services) 0.17% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	1,400,000
700,000	NYC Muni Wtr. Fin., Rev. Bonds (2nd Generation Res.) Ser. AA-1, 0.19% (Note A)	700,000
6,000,000	NYC Muni Wtr. Fin., Rev. Bonds (2nd Generation Res.) Ser. CC, 0.18% (Note A)	6,000,000
2,800,000	NYC Transitional Future Tax Secured, Ser. A, 0.21% (Note A)	2,800,000
5,000,000	NYC Trust for Cultural Res. Rev. Bonds, (Julliard School) Ser. C, 0.65% (Note A)	5,000,000
7,350,000	NYC Trust for Cultural Res. Rev. Bonds, (Manhattan School Music) Ser. A, 0.14% (LOC: Wells Fargo Bank, N.A.) (Note A)	7,350,000
3,000,000	Onondaga Cnty., Trust for Cultural Res. Rev. Bonds (Syracuse Univ. Proj.) Ser. A, 0.18% (LOC: Bank of America, N.A.) (Note A)	3,000,000
7,000,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 0.27%, due 2/12/10 (LOC: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia; Bank of New York Mellon (The); Bayerische Landesbank GZ; Wachovia Bank, N.A.; Landesbank Baden-Wuerttemberg GZ; State Street Bank & Trust Co.)	7,000,000
600,000	Suffolk Cnty. IDA Rev. Bonds, (Touro College Proj.) 0.20% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	600,000
6,000,000	Suffolk Cnty. TANS, 2.00%, due 8/12/10	6,052,310
5,500,000	Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. B, 0.16% (LOC: State Street Bank & Trust Co.) (Note A)	5,500,000
		154,538,558

	TOTAL MUNICIPAL OBLIGATIONS (Cost $154,538,558)†—93.3%	154,538,558

	OTHER ASSETS & LIABILITIES, NET—6.7%	11,118,135

	NET ASSETS—100.0%	$165,656,693

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

FHLB	Federal Home Loan Bank
HDC	Housing Development Corporation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LGAC	Local Government Advisory Committee
LOC	Letter of Credit
TANS	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper

As of January 31, 2010, all of the Portfolio’s investments are classified as Level 2 within the fair value hierarchy.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	COMMERCIAL PAPER

	ASSET-BACKED—7.3%
$6,000,000	Old Line Funding LLC, 0.15%, due 2/12/10 (LOC: Old Line Funding LLC; Royal Bank of Canada) (Note A)	$5,999,725
1,000,000	Old Line Funding LLC, 0.32%, due 2/22/10 (LOC: Old Line Funding LLC; Royal Bank of Canada) (Note A)	999,813
3,000,000	Old Line Funding LLC, 0.17%, due 4/14/10 (LOC: Old Line Funding LLC; Royal Bank of Canada) (Note A)	2,998,980
1,500,000	Ticonderoga Funding LLC, 0.16%, due 2/11/10 (LOC: Bank of America, N.A.) (Note A)	1,499,933
2,000,000	Ticonderoga Funding LLC, 0.15%, due 2/12/10 (LOC: Bank of America, N.A.) (Note A)	1,999,908
7,000,000	Ticonderoga Funding LLC, 0.20%, due 4/5/10 (LOC: Bank of America, N.A.) (Note A)	6,997,550
1,000,000	Ticonderoga Funding LLC, 0.18%, due 4/13/10 (LOC: Bank of America, N.A.) (Note A)	999,645
		21,495,554

	BANKS—8.5%
3,000,000	Bank of Montreal, 0.16%, due 2/16/10	2,999,800
3,000,000	Bank of Montreal, 0.17%, due 3/26/10	2,999,249
3,000,000	Banco Bilbao Vizcaya Argentaria, S.A., 0.23%, due 2/12/10 (Note A)	2,999,789
3,000,000	Banco Bilbao Vizcaya Argentaria, S.A., 0.21%, due 3/8/10 (Note A)	2,999,388
1,000,000	Banco Bilbao Vizcaya Argentaria, S.A., 0.32%, due 4/16/10 (Note A)	999,342
1,000,000	JPMorgan Chase Funding Inc., 0.30%, due 3/22/10	999,592
7,000,000	Lloyds TSB Bank PLC, 0.20%, due 2/26/10	6,998,979
4,000,000	Westpac Banking Corp., NY, 0.18%, due 2/26/10 (Note A)	3,999,500
		24,995,639

	DOMESTIC/FOREIGN BANK SUPPORTED—19.1%
3,000,000	BNP Paribas Finance Inc., 0.15%, due 2/11/10 (GTY: BNP Paribas)	2,999,875
4,000,000	BNP Paribas Finance Inc., 0.19%, due 3/1/10 (GTY: BNP Paribas)	3,999,409
3,000,000	BNP Paribas Finance Inc., 0.21%, due 4/1/10 (GTY: BNP Paribas)	2,998,968
3,000,000	CBA (Delaware) Finance Inc., 0.18%, due 2/22/10 (GTY: Commonwealth Bank of Australia)	2,999,685
1,000,000	CBA (Delaware) Finance Inc., 0.20%, due 4/29/10 (GTY: Commonwealth Bank of Australia)	999,517
3,000,000	ING (US) Funding LLC, 0.20%, due 2/18/10 (GTY: ING Bank N.V.)	2,999,717
4,000,000	ING (US) Funding LLC, 0.19%, due 2/23/10 (GTY: ING Bank N.V.)	3,999,536
4,000,000	ING (US) Funding LLC, 0.19%, due 3/4/10 (GTY: ING Bank N.V.)	3,999,346
3,000,000	National Australia Delaware Funding, 0.17%, due 2/22/10 (LOC: National Australia Bank) (Note A)	2,999,711
1,000,000	Nordea North America Inc., 0.20%, due 2/17/10 (GTY: Nordea Bank AB)	999,911
2,000,000	Nordea North America Inc., 0.17%, due 3/4/10 (GTY: Nordea Bank AB)	1,999,707
1,000,000	Queensland Treasury Corp., 0.16%, due 2/26/10 (GTY: Queensland)	999,889
2,000,000	Rabobank USA Financial Corp., 0.24%, due 2/17/10 (GTY: Rabobank Nederland)	1,999,787
5,000,000	Santander Central Hispano Finance (Delaware) Inc., 0.37%, due 4/9/10 (GTY: Banco Santander, SA)	4,996,557
1,000,000	Santander Central Hispano Finance (Delaware) Inc., 0.65%, due 6/3/10 (GTY: Banco Santander, SA)	997,797
2,000,000	Santander Central Hispano Finance (Delaware) Inc., 0.28%, due 7/21/10 (GTY: Banco Santander, SA)	1,997,356
2,000,000	Santander Central Hispano Finance (Delaware) Inc., 0.31%, due 8/18/10 (GTY: Banco Santander, SA)	1,996,590
2,000,000	Societe Generale, North America, Inc., 0.17%, due 2/9/10 (GTY: Societe Generale)	1,999,924
3,000,000	Societe Generale, North America, Inc., 0.17%, due 2/11/10 (GTY: Societe Generale)	2,999,833
2,000,000	Societe Generale, North America, Inc., 0.19%, due 2/19/10 (GTY: Societe Generale)	1,999,815
1,000,000	Societe Generale, North America, Inc., 0.24%, due 4/7/10 (GTY: Societe Generale)	999,567
4,000,000	UBS Finance (Delaware) Inc., 0.17%, due 2/10/10 (GTY: UBS AG)	3,999,830
		55,982,327

	INDUSTRIAL & OTHER COMMERCIAL PAPER—7.5%
3,000,000	General Electric Capital Corp., 0.28%, due 7/19/10	2,996,080
5,000,000	Province of Ontario, 0.13%, due 4/6/10	4,998,844
2,000,000	Province of Quebec, 0.13%, due 3/31/10	1,999,581
4,000,000	Total Capital Canada Ltd., 0.14%, due 2/8/10 (Note A)	3,999,891
5,000,000	University of California, Board of Reagents, 0.21%, due 4/8/10	4,998,075
3,000,000	Walnut Energy Center Authority, 0.18%, due 3/25/10 (LOC: State Street Bank & Trust Co.)	2,999,220
		21,991,691

	TOTAL COMMERCIAL PAPER—42.4%	124,465,211

	CERTIFICATES OF DEPOSIT—27.3%
1,000,000	Australia & New Zealand Banking Group, 0.23%, due 11/19/10 (Note C)	1,000,000
3,000,000	Australia & New Zealand Banking Group, 0.23%, due 12/20/10 (Note C)	3,000,000
3,000,000	Banco Bilabo Vizcaya Argentaria, S.A., 0.25%, due 7/12/10 (Note C)	3,000,067
3,000,000	Banco Bilbao Vizcaya Argentaria, S.A., 0.24%, due 12/29/10 (Note C)	3,000,275
2,000,000	Bank of Montreal, 0.17%, due 2/19/10	2,000,000
1,000,000	Bank of Nova Scotia, 1.00%, due 6/10/10	1,000,000
2,000,000	Bank of Nova Scotia, 0.93%, due 6/17/10 (Note C)	2,000,000
1,000,000	Bank of Nova Scotia, 0.59%, due 9/22/10	1,000,064
2,000,000	Barclays Bank PLC, 0.14%, due 3/25/10	2,000,000
2,000,000	Barclays Bank PLC, 0.17%, due 4/26/10	2,000,000
3,500,000	Barclays Bank PLC, 0.23%, due 7/26/10 (Note C)	3,500,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	CERTIFICATES OF DEPOSIT (Continued)—27.3%

$1,000,000	Canadian Imperial Bank of Commerce, 0.25%, due 2/26/10 (Note C)	$1,000,000
1,000,000	Canadian Imperial Bank of Commerce, 0.23%, due 3/3/10 (Note C)	1,000,000
1,000,000	Canadian Imperial Bank of Commerce, 0.26%, due 10/22/10 (Note C)	1,000,000
3,000,000	Commonwealth Bank of Australia, NY, 0.24%, due 7/15/10	3,000,000
1,000,000	Credit Agricole, S.A., 0.30%, due 5/4/10	1,000,000
3,000,000	Credit Agricole, S.A., 0.31%, due 7/13/10	3,000,000
3,000,000	Credit Agricole, S.A., 0.26%, due 1/28/11	3,000,300
3,000,000	Deutsche Bank AG, NY, 0.77%, due 2/16/10 (Note C)	3,000,710
2,000,000	Lloyds TSB Bank PLC, 0.17%, due 2/23/10	2,000,000
3,000,000	Lloyds TSB Bank PLC, 0.17%, due 2/25/10	3,000,000
2,000,000	National Australia Bank, NY, 0.75%, due 7/14/10	2,000,000
2,000,000	National Bank of Canada, NY, 0.25%, due 5/4/10 (Note C)	2,000,000
3,000,000	National Bank of Canada, NY, 0.25%, due 6/7/10 (Note C)	3,000,000
1,600,000	National Bank of Canada, NY, 0.33%, due 11/2/10 (Note C)	1,600,000
2,000,000	Nordea Bank Finland, NY, 0.14%, due 2/10/10	2,000,005
2,000,000	Nordea Bank Finland, NY, 0.13%, due 2/24/10	2,000,000
3,000,000	Rabobank Nederland, NY, 0.22%, due 6/9/10 (Note C)	3,000,052
3,000,000	Royal Bank of Canada, NY, 0.23%, due 12/14/10 (Note C)	3,000,000
2,000,000	Societe Generale, NY, 0.19%, due 2/4/10	2,000,002
3,000,000	Societe Generale, NY, 0.19%, due 2/22/10	3,000,009
3,000,000	Svenska Handelsbanken, NY, 0.26%, due 7/14/10	3,000,000
3,000,000	Westpac Banking Corp., NY, 0.25%, due 5/24/10	3,000,186
1,000,000	Westpac Banking Corp., NY, 0.57%, due 9/15/10	1,000,000
2,000,000	Westpac Banking Corp., NY, 0.25%, due 9/27/10 (Note C)	2,000,119
3,000,000	Westpac Banking Corp., NY, 0.25%, due 1/19/11 (Note C)	3,000,293
		80,102,082

	CORPORATE OBLIGATIONS

	BANKS—5.7%
1,000,000	Bank of New York Mellon (The), MTN, 0.68%, due 2/5/10 (Note C)	1,000,056
3,000,000	Credit Agricole, S.A., 0.30%, due 5/28/10 (Notes A, C)	3,000,426
4,500,000	National Australia Bank, NY, Ser.A, 8.60%, due 5/19/10	4,609,310
3,000,000	Santander Central Hispano Finance (Delaware) Inc., 0.30%, due 7/23/10 (Notes A, C)	3,000,704
1,000,000	Wachovia Corp., MTN, 1.17%, due 5/14/10 (Note C)	1,001,813
4,000,000	Wells Fargo & Co., MTN, 0.49%, due 8/20/10 (Note C)	4,004,443
		16,616,752

	FINANCIALS—3.7%
1,000,000	General Electric Capital Corp., MTN, 0.66%, due 2/26/10 (Note C)	1,000,331
3,000,000	General Electric Capital Corp., 0.33%, due 5/10/10 (Note C)	3,000,485
3,000,000	Toyota Motor Credit Corp., MTN, 0.37%, due 8/17/10 (Note C)	3,002,593
1,000,000	Toyota Motor Credit Corp., MTN, 0.21%, due 9/10/10 (Note C)	1,000,000
3,000,000	Toyota Motor Credit Corp., MTN, 0.23%, due 1/10/11 (Note C)	3,000,000
		11,003,409

	TOTAL CORPORATE OBLIGATIONS—9.4%	27,620,161

	U.S. GOVERNMENT AGENCY OBLIGATIONS—2.0%
6,000,000	Federal Home Loan Bank, 0.50%, due 5/13/10 (Note B)	5,999,023

	REGIONAL GOVERNMENT OBLIGATIONS—2.4%
1,000,000	Province of Manitoba, 4.45%, due 4/12/10	1,007,836
4,870,000	Province of Ontario, 3.13%, due 9/8/10	4,949,080
1,000,000	Province of Ontario, MTN, 0.88%, due 11/8/10 (Note C)	1,004,699
		6,961,615

	BANKERS ACCEPTANCE—0.5%
1,323,000	Bank of America N.A., 0.47%, due 2/25/10 (Note B)	1,322,585

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	REPURCHASE AGREEMENTS—15.9%
$5,000,000	Barclays Capital Inc.
	• 0.10% dated 1/29/10, due 2/1/10 in the amount of $5,000,042
	• fully collateralized by a $3,624,500 U.S. Treasury obligation, coupon rate 9.88%,
	maturity 11/15/15, value $5,100,031	$5,000,000

16,603,000	Deutsche Bank Securities Inc.
	• 0.11% dated 1/29/10, due 2/1/10 in the amount of $16,603,152
	• fully collateralized by various U.S. government obligations, coupon range 4.38%-5.00%,
	maturity range 3/15/13-3/15/16, value $16,935,133	16,603,000

25,000,000	RBC Capital Markets Corp.
	• 0.11% dated 1/29/10, due 2/1/10 in the amount of $25,000,229
	• fully collateralized by a $24,435,000 FHLB, coupon 4.75%,
	maturity 12/10/10, value $25,501,717	25,000,000
		46,603,000

	TOTAL INVESTMENTS (Cost $293,073,677)†—99.9%	293,073,677

	OTHER ASSET AND LIABILITIES, NET—0.1%	182,625

	NET ASSETS—100.0%	$293,256,302

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

(A)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2010, these securities amounted to $45,494,305 or 15.5% of net assets. These securities have been deemed liquid by the Board of Directors.

(B)	The rate shown is the effective yield at time of purchase.

(C)	Variable Rate Security. The rate shown is the current rate on January 31, 2010. Date shown represents next interest reset date.

FHLB	Federal Home Loan Bank
GTY	Guarantee
LOC	Letter of Credit
MTN	Medium Term Note
N.A.	North America

As of January 31, 2010, all of the Fund’s investments are classified as Level 2 within the fair value hierarchy.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL U.S. GOVERNMENT FUND • SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS

	FANNIE MAE—13.6%
$50,000,000	Discount Notes, 0.06%, due 2/1/10 (Note A)	$50,000,000
25,000,000	Discount Notes, 0.12%, due 3/24/10 (Note A)	24,995,927
25,000,000	Notes, 0.20%, due 8/5/10 (Notes A, B)	25,007,067
20,000,000	Notes, 1.50%, due 9/16/10 (Note A)	20,134,513
		120,137,507

	FEDERAL FARM CREDIT BANK—12.9%
5,000,000	Notes, 2.38%, due 4/7/10	5,019,156
5,500,000	Notes, 0.17%, due 5/26/10 (Note B)	5,500,194
20,000,000	Notes, 0.40%, due 10/1/10	19,996,581
30,000,000	Notes, 0.16%, due 10/26/10 (Note B)	30,000,000
50,000,000	Notes, 0.06%, due 11/3/10 (Note B)	49,984,310
3,000,000	Notes, 0.05%, due 1/14/11 (Note B)	2,996,851
		113,497,092

	FEDERAL HOME LOAN BANK—21.4%
65,000,000	Discount Notes, 0.06%, due 2/3/10	64,999,783
25,000,000	Discount Notes, 0.06%, due 2/5/10	24,999,833
50,000,000	Notes, 1.02%, due 2/26/10	50,031,900
5,000,000	Notes, 0.55%, due 5/28/10	5,003,471
25,000,000	Notes, 1.06%, due 7/13/10	25,095,558
5,000,000	Notes, 0.20%, due 10/8/10 (Note B)	5,001,546
12,500,000	Notes, 0.25%, due 2/10/11 (Note C)	12,500,000
		187,632,091

	FREDDIE MAC—22.7%
50,000,000	Discount Notes, 0.09%, due 2/16/10 (Note A)	49,998,125
25,000,000	Discount Notes, 0.10%, due 3/10/10 (Note A)	24,997,431
30,353,000	Discount Notes, 0.10%, due 3/30/10 (Note A)	30,348,194
10,000,000	Discount Notes, 0.14%, due 4/19/10 (Note A)	9,997,006
25,000,000	Discount Notes, 0.16%, due 4/28/10 (Note A)	24,990,742
10,000,000	Discount Notes, 0.18%, due 5/25/10 (Note A)	9,994,507
2,000,000	Notes, 0.15%, due 7/12/10 (Notes A, B)	2,000,064
25,000,000	Notes, 0.05%, due 8/10/10 (Notes A,B)	24,992,083
20,000,000	Notes, 5.13%, due 8/23/10 (Note A)	20,548,100
200,000	Notes, 0.30%, due 1/28/11 (Notes A,B)	200,224
		198,066,476

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS—70.6%	619,333,166

	REPURCHASE AGREEMENTS—30.7%
80,000,000	Barclays Capital Inc.
	• 0.10% dated 1/29/10, due 2/1/10 in the amount of $80,000,667
	• fully collateralized by a $73,001,300 U.S. Treasury Bond, coupon 4.63%,
	maturity 2/15/17, value $81,600,010	80,000,000

69,081,000	Deutsche Bank Securities Inc.
	• 0.11% dated 1/29/10, due 2/1/10 in the amount of $69,081,633
	• fully collateralized by a $202,073,000 U.S. government bond, coupon 0.00%,
	maturity 4/15/30, value $70,474,979	69,081,000

120,000,000	RBC Capital Markets Corp.
	• 0.11% dated 1/29/10, due 2/1/10 in the amount of $120,001,100
	• fully collateralized by various U.S. government obligations, coupon range 0.00%-3.25%,
	maturity range 3/31/10-12/7/15, value $122,403,026	120,000,000
		269,081,000

	TOTAL INVESTMENTS (Cost $888,414,166)†—101.3%	888,414,166

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(1.3)%	(11,347,421)

	NET ASSETS—100.0%	$877,066,745

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

(A)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(B)	Variable rate security. The rate shown is the current rate on January 31, 2010. Date shown represents the next interest reset date.
(C)	Step Bond - The rate reported on the Schedule of Investments is the effective yield on January 31, 2010. The coupon on a step bond changes on a specific date.

As of January 31, 2010, all of the Fund’s investments are classified as Level 2 within the fair value hierarchy.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MUNICIPAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	ARKANSAS—2.3%
$35,400	City of Valdez Rev. Bonds, Ser. B, (BP Pipelines Inc. Proj.), 0.18% (Note A)	$1,500,000

	CALIFORNIA—11.6%
300,000	Dept. of Water Resources Rev. Bonds, Ser. B-1, 0.17% (LOC: Bank of New York Mellon (The)) (Note A)	300,000
3,000,000	HEFA. Rev. Bonds, Ser. B, (California Institute Technology) 0.15% (Note A)	3,000,000
200,000	HFA Rev. Bonds, Ser. B, 0.19%, (LOC: Fannie Mae) (Notes A, B)	200,000
300,000	Northstar Comm. Hsg. Corp. Rev. Bonds, Ser. A, 0.20% (LOC: U.S. Bank N.A.) (Note A)	300,000
800,000	Pollution Control Fin. Auth. Rev. Bonds, Ser. E, 0.16% (LOC: Bank One N.A.) (Note A)	800,000
300,000	San Jose Redevelopment Agency, Ser. C, 0.16% (LOC: Bank of New York Mellon (The)) (Note A)	300,000
200,000	Santa Clara County, El Camino Hosp. Dist. Fac. Auth. RB, Ser. A, (Med. Ctr. Proj.) 0.17% (LOC: State Street Bank & Trust Co.) (Note A)	200,000
900,000	State of California GO, Ser. C, 0.20% (LOC: Bank of America N.A.)	900,000
300,000	State University TECP, 0.17%, due 2/1/10	300,000
1,200,000	State University TECP, 0.18%, due 2/1/10	1,200,000
300,000	University of California TECP, 0.30%, due 4/9/10	300,000
		7,800,000

	CONNECTICUT—0.5%
300,000	HEFA Rev. Bonds, Ser. Y-2, (Yale University) 0.17% (Note A)	300,000

	FLORIDA—3.7%
2,500,000	Miami-Dade County, IDA Rev. Bonds, (Prof. Mod.) 0.28% (LOC: JPMorgan Chase Bank) (Note A)	2,500,000

	ILLINOIS—4.5%
100,000	Fin. Auth. Rev. Bonds, Ser. A-1, (Univ. Chicago Medical) 0.20% (LOC: Wells Fargo Bank N.A.) (Note A)	100,000
2,800,000	Fin. Auth. Rev. Bonds, Ser. B-2, (Univ. Chicago Medical) 0.20% (LOC: Bank of Montreal) (Note A)	2,800,000
100,000	Fin. Auth. Rev. Bonds, Ser. C, 0.14% (LOC: Northern Trust Co.) (Note A)	100,000
		3,000,000

	INDIANA—5.6%
300,000	City of Mount Vernon Rev. Bonds, (Gen. Elec. Co. Proj.) 0.22% (Note A)	300,000
500,000	City of Whiting Rev. Bonds, (BP Products N.A.) 0.19% (Note A)	500,000
3,000,000	HDA Rev. Bonds, Ser. A-2, 0.16% (LOC: Fannie Mae) (Notes A, B)	3,000,000
		3,800,000

	LOUISIANA—5.5%
2,200,000	City of Baton Rouge, Parish of East Baton Rouge Rev. Bonds, (Exxon Proj.) 0.20% (Note A)
1,500,000	Parish of St. Charles Rev. Bonds, Ser. B, (Shell Oil Co. Proj.) 0.19% (Note A)	2,200,000
		1,500,000
		3,700,000

	MISSISSIPPI—3.4%
2,300,000	HDA Rev. Bonds, Ser. B, 0.20% (LOC: Fannie Mae) (Notes A, B)	2,300,000

	MINNESOTA—11.4%
1,700,000	City of Eden Prairie Rev. Bonds, Ser. A, (Eden Prairie Leased) 0.35% (LOC: LaSalle Bank N.A.) (Note A)	1,700,000
3,000,000	City of Minneapolis Rev. Bonds, Ser. C, (Fairview Health Services) 0.17% (LOC: Wells Fargo Bank N.A.) (Note A)	3,000,000
3,000,000	St. Paul & Ramsey County HDA Rev. Bonds, Ser. A, (St. Paul Leased Housing) 0.30% (LOC: LaSalle Bank N.A.) (Note A)	3,000,000
		7,700,000

	MONTANA—0.5%
300,000	City of Forsyth Rev. Bonds, (Pacificorp. Proj.) 0.19% (LOC: BNP Paribas) (Note A)	300,000

	NEW YORK—16.3%
300,000	Albany IDA Rev. Bonds, Ser. A, (South Mall Towers Proj.) 0.22% (Note A)	300,000
300,000	County of Nassau TAN, Ser. B, 3.00%	305,562
300,000	County of Suffolk GO, 2.00% (Note A)	302,616
400,000	Dormitory Auth. Rev. Bonds, Ser. B, (Cornell University) 0.21% (Note A)	400,000
2,700,000	Fin. Auth. Rev. Bonds, Ser. A-1, 0.17% (LOC: State Street Co.) (Note A)	2,700,000
100,000	HFA Rev. Bonds, (Union Square South Hsg.) 0.19% (Note A)	100,000
200,000	Liberty Development Corp. Rev. Bonds, Ser. A, (World Trade Center Proj.) 0.50% (Note A)	200,000
300,000	NYC Capital Resources Corp. Rev. Bonds, Ser. B, (Enhanced Assistance) 0.17% (LOC: Bank of America N.A.) (Note A)	300,000
3,000,000	NYC GO, Ser. I, 0.19% (Note A)	3,000,000
2,300,000	NYC HDA Rev. Bonds, Ser. A, (Atlantic Court Apts.) 0.20% (Note A)	2,300,000
905,000	NYC IDA Rev. Bonds, (MSMC Realty Corp. Proj.) 0.15% (LOC: JPMorgan Chase Bank) (Note A)	905,000
200,000	NYC Trust for Cultural Resources Rev. Bonds, Ser. A, (Manhattan School Musical) 0.14% (LOC: Wells Fargo Bank N.A.) (Note A)	200,000
		11,013,178

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MUNICIPAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS (continued)

	OKLAHOMA—2.2%
$1,500,000	Oklahoma City. Water Utilities TECP, 0.24%	$1,500,000

	PENNSYLVANIA—4.0%
2,700,000	Berks County Municipal Auth. Rev. Bonds, Ser. A-4, (Reading Hospital Medical Ctr.) 0.22% (Note A)	2,700,000

	RHODE ISLAND—0.7%
500,000	Indus. Facilities Corp. Rev. Bonds, (Exxon Proj.) 0.18% (Note A)	500,000

	TEXAS—11.2%
300,000	Austin TECP, 0.35%, due 2/10/10	300,000
3,000,000	Gulf Coast IDA Rev. Bonds, 0.18% (LOC: BNP Paribas) (Note A)	3,000,000
1,000,000	Gulf Coast Waste Disposal Auth. Rev. Bonds, (Amoco Oil Co. Proj.) 0.19% (Note A)	1,000,000
300,000	Harris County IDA Rev. Bonds, (Exxon Proj.) 0.18% (Note A)	300,000
3,000,000	Public Finance, TECP, 0.20%, due 3/4/10	3,000,000
		7,600,000

	UTAH—8.0%
2,700,000	City of Park City Rev. Bonds, 0.18% (LOC: Wells Fargo Bank N.A.) (Note A)	2,700,000
2,700,000	Utah Hsg. CRB (Pointe Apts. Proj.) 0.35% (LOC: U.S. Bank N.A.) (Note A)	2,700,000
		5,400,000

	WASHINGTON—4.4%
300,000	HFA Rev. Bonds, Ser. A, (Olympic Place Apts. Proj.) 0.25% (LOC: Washington Trust Bank) (Note A)	300,000
2,700,000	Port of Seattle, TECP, 0.35%, due 3/3/10	2,700,000
		3,000,000

	WYOMING—4.2%
2,800,000	Student Loan Corp. Rev. Bonds, Ser. A-2, 0.24%, (LOC: Royal Bank of Canada)	2,800,000

	TOTAL MUNICIPAL OBLIGATIONS (Cost $67,413,178)†—100.0%	67,413,178

	OTHER ASSETS AND LIABILITIES, NET—0.0%	4,845

	NET ASSETS—100.0%	$67,418,023

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

CRB	Commercial Revenue Bond
HDA	Housing Development Authority
HEFA	Housing & Educational Finance Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
GO	General Obligation
LOC	Letter of Credit
TAN	Treasury Anticipation Note
TECP	Tax-Exempt Commercial Paper

As of January 31, 2010, all of the Fund’s investments are classified as Level 2 within the fair value hierarchy.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL TREASURY OBLIGATIONS MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	U.S. TREASURY OBLIGATIONS—50.1%
$15,000,000	U.S. Treasury Bill, 0.10%, due 3/11/10 (Note A)	$14,998,417
15,000,000	U.S. Treasury Bill, 0.14%, due 4/8/10 (Note A)	14,996,095
15,000,000	U.S. Treasury Bill, 0.15%, due 4/15/10 (Note A)	14,995,554
15,000,000	U.S. Treasury Bill, 0.07%, due 4/22/10 (Note A)	14,997,667
20,000,000	U.S. Treasury Bill, 0.73%, due 4/29/10 (Note A)	19,995,584
10,000,000	U.S. Treasury Bill, 0.16%, due 5/20/10 (Note A)	9,995,200
15,000,000	U.S. Treasury Bill, 0.14%, due 5/27/10 (Note A)	14,993,316
10,000,000	U.S. Treasury Bill, 0.13%, due 6/24/10 (Note A)	9,994,816
10,000,000	U.S. Treasury Bill, 0.12%, due 7/1/10 (Note A)	9,995,208
10,000,000	U.S. Treasury Bill, 0.12%, due 7/8/10 (Note A)	9,994,745
15,000,000	U.S. Cash Management Bill, 0.14%, due 4/1/10 (Note A)	14,996,611
10,000,000	U.S. Cash Management Bill, 0.14%, due 6/10/10 (Note A)	9,994,983
10,000,000	U.S. Cash Management Bill, 0.11%, due 6/17/10 (Note A)	9,996,033
		169,944,229
	REPURCHASE AGREEMENTS—49.9%

69,243,000	Barclays Capital Inc.
	• 0.10% dated 1/29/10, due 2/1/10 in the amount of $69,243,577
	• fully collateralized by various U.S. Treasury obligations, coupon range 3.25%-6.50%,
	maturity range 5/31/16-11/15/26, value $70,627,901	69,243,000

40,000,000	Deutsche Bank Securities Inc.
	• 0.10% dated 1/29/10, due 2/1/10 in the amount of $40,000,333
	• fully collateralized by $40,192,300 U.S. Treasury Note, coupon 3.63%,
	maturity 8/15/19, value $40,800,024	40,000,000

60,000,000	RBC Capital Markets Corp.
	• 0.09% dated 1/29/10, due 2/1/10 in the amount of $60,000,450
	• fully collateralized by $53,272,200 U.S. Treasury Note, coupon 0.88%
	maturity 4/15/10, value $61,200,090	60,000,000
		169,243,000

	TOTAL INVESTMENTS (Cost $339,187,229)†— 100.0%	339,187,229

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.0)%	(5,024)

	NET ASSETS—100.0%	$339,182,205

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

(A)	The rate shown is the effective yield at time of purchase.

As of January 31, 2010, all of the Fund’s investments are classified as Level 2 within the fair value hierarchy.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
 TDAM SHORT-TERM INVESTMENT FUND • SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	COMMERCIAL PAPER

	ASSET-BACKED—3.8%
$500,000	Ticonderoga Funding LLC, due 2/11/10 (LOC: Bank of America, N.A.) (Notes A, B)	0.16	$499,945

	BANKS—5.4%
500,000	Australia & New Zealand Banking Group, due 10/19/10 (Notes A, B)	0.61	498,910
200,000	Lloyds TSB Bank PLC, due 2/26/10 (Note A)	0.21	199,970
			698,880

	DOMESTIC/FOREIGN BANK SUPPORTED—13.9%
500,000	BNP Paribas Finance Inc., due 4/1/10 (GTY: BNP Paribas) (Note A)	0.21	499,835
500,000	Nordea North America Inc., due 2/17/10 GTY: Nordea Bank AB) (Note A)	0.20	499,956
500,000	Santander Central Hispano Finance (Delaware) Inc., due 4/9/10 (GTY: WestLB AG) (Note A)	0.35	499,812
300,000	Santander Central Hispano Finance (Delaware) Inc., due 6/3/10 (GTY: WestLB AG) (Note A)	0.65	299,778
			1,799,381

	TOTAL COMMERCIAL PAPER—23.1%		2,998,206

	CERTIFICATES OF DEPOSIT—36.1%
200,000	Australia & New Zealand Banking Group, due 7/14/10	0.75	200,450
500,000	Banco Bilbao Vizcaya Argentina, due 12/29/10 (Note C)	0.24	499,812
500,000	Bank of Nova Scotia, due 6/10/10	1.00	501,389
500,000	Barclays Bank PLC, due 7/26/10 (Note C)	0.23	499,929
200,000	Canadian Imperial Bank of Commerce, due 3/3/10 (Note C)	0.23	200,000
200,000	Credit Agricole, S.A., due 7/13/10	0.31	200,018
500,000	Deutsche Bank, due 2/16/10 (Note C)	0.77	500,130
300,000	Lloyds TSB Bank PLC, due 2/23/10	0.17	299,992
400,000	National Bank of Canada, due 11/2/10 (Note C)	0.33	399,642
500,000	Rabobank Nederland, due 6/9/10 (Note C)	0.22	499,843
500,000	Societe Generale, due 2/22/10	0.19	499,992
200,000	Westpac Banking Corp., due 1/19/11 (Note C)	0.25	200,021
200,000	Westpac Banking Corp., due 9/15/10	0.57	200,291
			4,701,509

	REGIONAL GOVERNMENT OBLIGATIONS—7.8%
500,000	Province of Manitoba, due 4/12/10	4.45	503,915
500,000	Province of Ontario, due 9/8/10	3.13	508,652
			1,012,567

	U.S. GOVERNMENT AGENCY OBLIGATIONS—3.8%
500,000	Federal Farm Credit Bank, due 10/1/10	0.40	500,065

	U.S. TREASURY OBLIGATIONS—7.8%
300,000	U.S. Treasury Bill, due 11/18/10 (Note A)	0.12	299,451
700,000	U.S. Treasury Bill, due 1/13/11 (Note A)	0.29	698,103
			997,554

	CORPORATE OBLIGATIONS—17.7%
500,000	Bank of New York Mellon Corp., MTN, due 2/5/10 (Note C)	0.68	500,011
300,000	Credit Agricole, S.A., due 5/28/10 (Notes B, C)	0.30	299,980
300,000	General Electric Capital Corp., due 5/10/10 (Note C)	0.33	299,988
300,000	National Australia Bank Ltd., Ser. A, due 5/19/10	8.60	307,251
200,000	Toyota Motor Credit Corp., MTN, due 8/17/10 (Note C)	0.37	200,100
200,000	Toyota Motor Credit Corp., MTN, due 9/10/10 (Note C)	0.21	199,893
500,000	Wells Fargo & Co., MTN, due 8/20/10 (Note C)	0.49	500,504
			2,307,727

	REPURCHASE AGREEMENT—3.7%
483,000	Deutsche Bank Securities Inc.
	• 0.11% dated 1/29/10, due 2/1/10 in the amount of $483,004
	• fully collateralized by a $439,440 Fannie Mae, coupon 5.00%,
	maturity 3/15/16, value $492,661	0.11	483,000

	TOTAL INVESTMENTS (Cost $12,995,818)†—100.0%		13,000,628

	OTHER ASSETS AND LIABILITIES, NET—0.0%		5,848

	NET ASSETS—100.0%		$13,006,476

TD ASSET MANAGEMENT USA FUNDS INC.
 TDAM SHORT-TERM INVESTMENT FUND • SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

†	At January 31, 2010, the tax basis cost of the Fund's investments was $12,995,818 and the unrealized appreciation and depreciation were $6,314 and $(1,504), respectively.

(A)	The rate shown is the effective yield at time of purchase.

(B)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2010, these securities amounted to $998,855 or 7.68% of net assets. These securities have been deemed liquid by the Board of Directors.

(C)	Variable Rate Security. The rate shown is the current rate on January 31, 2010. Date shown represents next interest reset date.

GTY	Guarantee
LOC	Letter of Credit
MTN	Medium Term Note

As of January 31, 2010, all of the Fund’s investments are classified as Level 2 within the fair value hierarchy.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM BOND FUND • SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	CORPORATE OBLIGATIONS

	BANKS—27.5%
$452,000	Bank of America Corp., due 9/15/12	4.88	$479,017
254,000	Bank of America Corp., due 5/15/14	7.38	287,893
500,000	Bank of America Corp., MTN, due 6/15/12 (Note C)	3.13	521,842
300,000	Bank of New York Mellon Corp., MTN, due 11/1/12	4.95	326,672
500,000	Barclays Bank, due 9/12/12	5.45	543,099
1,000,000	Citigroup Inc., due 12/9/11 (Note C)	2.88	1,034,468
408,000	Deutsche Bank AG, London, due 5/20/13	4.88	438,633
700,000	JPMorgan Chase & Co., due 10/1/12	5.38	758,054
1,150,000	JPMorgan Chase & Co., due 12/1/11 (Note C)	3.13	1,196,365
800,000	Rabobank Nederland, due 8/17/12 (Note B)	2.65	815,199
1,100,000	Regions Bank, due 12/9/11 (Note C)	3.25	1,147,318
670,000	Royal Bank of Canada, due 7/20/11	5.65	718,625
550,000	Santander Central Hispano Issuances Ltd., due 9/14/10	7.63	572,902
510,000	U.S. Bank, N.A., due 8/1/11	6.38	551,574
485,000	Wells Fargo Bank, NA, due 2/1/11	6.45	511,815
253,000	Wells Fargo Bank, NA, due 8/26/11	5.30	268,109
1,000,000	Wells Fargo Bank, NA, due 6/15/12 (Note C)	2.13	1,019,495
			11,191,080
	FINANCIALS—10.6%
500,000	Arden Realty LP, due 11/15/10	8.50	523,229
529,000	BP Capital Markets PLC, due 3/10/12	3.13	549,407
135,000	Caterpillar Financial Services Corp., due 12/1/10	5.05	140,188
196,000	Caterpillar Financial Services Corp., MTN, due 9/30/13	6.20	221,147
625,000	Credit Suisse USA Inc., due 1/15/12	6.50	683,509
225,000	ERP Operating LP, due 3/15/12	6.63	241,430
250,000	General Electric Capital Corp., MTN, Ser. A, due 12/1/10	4.25	257,703
500,000	General Electric Capital Corp., Ser. G, due 3/12/12 (Note C)	2.25	511,943
750,000	GMAC Inc., due 10/30/12 (Note C)	1.75	752,980
410,000	John Deere Capital Corp., MTN, due 12/17/12	4.95	446,483
			4,328,019

	FOREIGN GOVERNMENTS—2.4%
250,000	Export Development Canada, MTN, Ser. G., due 3/19/12	2.38	256,844
250,000	Province of British Columbia, due 5/30/13	4.30	264,930
500,000	Province of Ontario, MTN, Ser. G., due 1/20/12	2.63	514,280
			1,036,054

	GAS TRANSMISSION—2.5%
300,000	Nova Gas Transmission Ltd., due 12/15/12	8.50	348,855
605,000	TransCanada Pipelines Ltd., due 5/15/12	8.63	688,605
			1,037,460

	INDUSTRIALS—15.4%
500,000	Alberta Energy Co. Ltd., due 9/15/10	7.65	519,065
525,000	Apache Corp., due 4/15/12	6.25	576,604
400,000	Burlington Resources Finance Co., due 2/15/11	6.68	423,874
500,000	Canadian Natural Resources Ltd., due 10/1/12	5.45	547,611
380,000	Conoco Funding Co., due 10/15/11	6.35	414,493
511,000	Comcast Corp., due 11/15/10	5.45	527,545
350,000	Comcast Corp., due 3/15/11	5.50	366,599
509,000	CVS Caremark Corp., due 8/15/11	5.75	543,222
267,000	CVS Caremark Corp., due 9/15/14	4.88	286,756
225,000	General Electric Co., due 2/1/13	5.00	240,638
600,000	Kellogg Co., Ser. B, due 4/1/11	6.60	638,308
600,000	Kraft Foods Inc., due 11/1/11	5.63	639,615
159,000	Kraft Foods Inc., due 6/1/12	6.25	173,544
195,000	United Technologies Corp., due 11/15/10	7.13	205,067
150,000	Wal-Mart Stores, Inc., due 2/15/11	4.13	155,174
			6,258,115

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM BOND FUND • SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	CORPORATE OBLIGATIONS (continued)

	TELECOMMUNICATION SERVICES—1.9%
$200,000	AT&T Corp., due 11/15/11	7.30	$221,118
250,000	AT&T Inc., due 3/15/11	6.25	264,709
250,000	AT&T Inc., due 2/1/12	5.88	270,691
			756,518

	TRANSPORTATION SERVICES—3.0%
612,000	Union Pacific Corp., due 1/15/11	6.65	643,992
300,000	Union Pacific Corp., due 1/15/12	6.13	327,393
			971,385

	UTILITY—2.7%
750,000	Pacific Gas & Electric Co., due 3/1/11	4.20	775,742
425,000	Virginia Electric and Power Co., due 11/30/12	5.10	463,573
			1,239,315

	TOTAL CORPORATE OBLIGATIONS—66.0%		26,817,946

	U.S. TREASURY OBLIGATIONS—22.9%
250,000	U.S. Treasury Note, due 1/15/11	4.25	259,365
2,000,000	U.S. Treasury Note, due 2/28/11	0.88	2,011,562
1,000,000	U.S. Treasury Note, due 4/30/11	4.88	1,055,234
1,675,000	U.S. Treasury Note, due 8/31/11	4.63	1,781,192
750,000	U.S. Treasury Note, due 11/15/11	1.75	764,122
230,000	U.S. Treasury Note, due 11/30/11	4.50	245,813
750,000	U.S. Treasury Note, due 2/15/12	1.38	757,793
1,450,000	U.S. Treasury Note, due 6/15/12	1.88	1,478,207
850,000	U.S. TIPS, due 4/15/12	2.00	952,609
			9,305,897

	U.S. GOVERNMENT AGENCY OBLIGATIONS—7.5%
375,000	Fannie Mae, due 8/15/11 (Note A)	3.63	391,583
725,000	Fannie Mae, due 9/28/12 (Note A)	2.00	727,994
35,771	Fannie Mae, due 7/1/13 (Note A)	7.50	38,620
1,574	Fannie Mae, due 4/1/14 (Note A)	6.00	1,702
1,582	Fannie Mae, due 8/1/14 (Note A)	6.00	1,706
9,502	Fannie Mae, due 4/1/15 (Note A)	8.00	10,423
40,074	Fannie Mae, due 5/1/15 (Note A)	6.50	43,600
148,035	Fannie Mae, due 6/1/15 (Note A)	8.00	162,292
42,512	Fannie Mae, due 9/1/15 (Note A)	8.00	45,907
34,344	Fannie Mae, due 11/1/15 (Note A)	8.00	37,671
62,940	Fannie Mae, due 12/1/15 (Note A)	7.00	68,225
12,993	Fannie Mae, due 1/1/16 (Note A)	6.50	14,099
22,697	Fannie Mae, due 2/1/16 (Note A)	6.50	24,695
1,291	Fannie Mae, due 8/1/16 (Note A)	6.50	1,403
74,691	Fannie Mae, due 9/1/16 (Note A)	7.00	81,176
213,850	Fannie Mae, due 9/1/17 (Note A)	6.00	231,233
27,962	Fannie Mae, due 6/1/23 (Note A)	5.50	29,919
650,000	Federal Farm Credit Bank, due 8/25/11	3.88	680,804
200,000	Federal Home Loan Bank, due 11/15/11	5.63	216,536
17,855	Freddie Mac, due 6/1/14 (Note A)	6.50	18,982
10,507	Freddie Mac, due 6/1/16 (Note A)	9.00	11,663
10,031	Freddie Mac, due 2/1/17 (Note A)	8.00	11,105
36,018	Freddie Mac, due 4/1/17 (Note A)	6.50	38,953
571	Freddie Mac, due 8/1/17 (Note A)	6.00	616
46,320	Ginnie Mae, due 2/15/14	6.00	50,048
51,821	Ginnie Mae, due 6/15/14	5.50	55,781
34,696	Ginnie Mae, due 10/15/14	6.50	37,442
760	Ginnie Mae, due 7/15/29	6.50	831
			3,035,009

	MUNICIPAL OBLIGATIONS—2.0%
810,000	New York State, Urban Development, Rev. Bonds (State Personal Income Tax Project), Ser. B-3,
	due 12/15/10 (LOC: MBIA)	4.22	836,738

	REPURCHASE AGREEMENT—0.7%
284,000	Deutsche Bank Securities Inc.
	• 0.11% dated 1/29/10, due 2/1/10 in the amount of $284,003
	• fully collateralized by a $258,387 Fannie Mae, coupon 5.00%,
	maturity 3/15/16, value $289,681	0.11	284,000

	TOTAL INVESTMENTS (Cost $39,644,560)†—99.1%		40,279,590

	OTHER ASSETS & LIABILITIES, NET—0.9%		359,749

	NET ASSETS—100.0%		$40,639,339

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM BOND FUND • SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

†	At January 31, 2010, the tax basis cost of the Fund's investments was $39,644,560 and the unrealized appreciation and depreciation were $638,148 and $(3,118), respectively.

(A)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(B)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2010, these securities amounted to $815,199 or 2.0% of net assets. These securities have been deemed liquid by the Board of Directors.

(C )	Guaranteed by the Federal Deposit Insurance Corporation as a part of the Treasury Liquidity Guarantee Program.

Ginnie Mae	Government National Mortgage Association
LOC	Letter of Credit
MBIA	MBIA, Inc.
MTN	Medium Term Note
TIPS	Treasury Inflation Protected Securities

As of January 31, 2010, all of the Fund’s investments are classified as Level 2 within the fair value hierarchy.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM GLOBAL SUSTAINABILITY FUND • SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

SHARES		VALUE

	COMMON STOCK

	BELGIUM—0.4%
35,400	Hansen Transmissions International NV*	$50,381

	BRAZIL—1.5%
14,900	Banco Santander ADR*	179,396

	CANADA—6.1%
10,700	5N Plus*	50,528
182,500	BioteQ Environmental Technologies*	204,788
15,600	Boralex, Cl A*	140,333
5,300	Kinross Gold	85,789
11,600	Plutonic Power*	38,182
4,000	Royal Bank of Canada, Montreal	195,549
		715,169

	CHINA—1.8%
7,400	Duoyuan Global Water*	210,900

	DENMARK—2.2%
4,900	Vestas Wind Systems*	257,778

	FINLAND—0.5%
4,300	Nokia OYJ	59,005

	FRANCE—4.4%
3,070	BNP Paribas	219,312
1,690	Saft Groupe SA	72,471
4,100	Sechilienne-Sidec	138,682
2,800	Veolia Environnement	91,933
		522,398

	GERMANY—5.3%
3,000	Allianz SE	332,177
2,000	Deutsche Bank AG	122,003
4,600	E.ON AG	169,222
		623,402

	HONG KONG—0.8%
9,500	China Mobile Ltd.	89,260

	ITALY—4.5%
100,200	Landi Renzo SpA	531,148

	JAPAN—3.3%
5,200	ASAHI	78,710
7,100	Daiseki Co. Ltd.	148,994
1,300	East Japan Railway	87,265
2,000	Toyota Motor	76,914
		391,883

	NETHERLANDS—1.1%
4,200	Koninklijke Philips Electronics NV	126,832

	NORWAY—1.8%
9,300	StatoilHydro ASA	208,709

	SPAIN—5.5%
12,200	Banco Santander SA	174,228
8,100	Gamesa Tecnologica SA	117,561
13,000	Iberdrola SA	110,681
3,800	Red Electrica SA	190,507
2,300	Telefonica SA	55,098
		648,075

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM GLOBAL SUSTAINABILITY FUND • SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

SHARES		VALUE

	COMMON STOCK (continued)

	SWITZERLAND—8.0%
7,000	Credit Suisse Group AG	$302,829
3,700	Nestle SA	175,403
4,300	Novartis AG	230,136
1,400	Roche Holding AG	234,902
		943,270

	UNITED KINGDOM—19.5%
14,400	BG Group	264,827
7,900	BHP Billiton	231,836
12,200	Diageo	205,137
32,700	HSBC Holdings	350,204
7,100	Johnson Matthey	165,125
22,600	Man Group	84,733
17,800	National Grid	178,846
6,770	Rio Tinto	330,265
11,700	Rotork	235,771
18,000	TESCO	121,867
64,300	Vodafone Group	137,423
		2,306,034

	UNITED STATES—30.8%
3,100	3M	249,519
6,300	A123 Systems*	100,674
3,600	Abbott Laboratories	190,584
11,400	Cisco Systems*	256,158
3,400	Coca-Cola	184,450
300	First Solar*	33,990
2,900	Flowserve	261,493
900	FPL Group	43,884
11,400	Intel	221,160
2,400	International Business Machines	293,736
11,400	LKQ*	213,750
3,600	Nike, Cl B	229,500
4,500	Northeast Utilities	113,940
1,600	Ormat Technologies	55,072
2,700	Praxair	203,364
6,800	Procter & Gamble	418,540
3,200	Quest Diagnostics	178,144
4,000	Schlumberger Ltd.	253,840
5,800	Staples	136,067
		3,637,865
	TOTAL COMMON STOCK—97.5%	11,501,505

	TOTAL INVESTMENTS (Cost $9,578,741)†—97.5%	11,501,505

	OTHER ASSETS AND LIABILITIES, NET—2.5%	300,497

	NET ASSETS—100.0%	$11,802,002

*	Non-income producing security.

†	At January 31, 2010, the tax basis cost of the Fund's investments was $9,578,741 and the unrealized appreciation and depreciation were $2,080,183 and $(157,419), respectively.

ADR	American Depository Receipt

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM GLOBAL SUSTAINABILITY FUND • SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

The table below sets forth information about the level within the fair value hierarchy at which the TDAM Global Sustainability Fund investments are measured at January 31, 2010.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Belgium	$50,381	$—	$—	$50,381
Brazil	179,396	—	—	179,396
Canada	715,169	—	—	715,169
China	210,900	—	—	210,900
Denmark	—	257,778	—	257,778
Finland	—	59,005	—	59,005
France	—	522,398	—	522,398
Germany	—	623,402	—	623,402
Hong Kong	—	89,260	—	89,260
Italy	—	531,148	—	531,148
Japan	—	391,883	—	391,883
Netherlands	—	126,832	—	126,832
Norway	—	208,709	—	208,709
Spain	174,228	473,847	—	648,075
Switzerland	—	943,270	—	943,270
United Kingdom	—	2,306,034	—	2,306,034
United States	3,637,865	—	—	3,637,865
Total Common Stock	4,967,939	6,533,566	—	11,501,505

Total Investments in Securities	$4,967,939	$6,533,566	$—	$11,501,505

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)
Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Asset Management USA Funds Inc.

By (Signature and Title)*	/s/ Mark Bell, President

Date: March 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark Bell, President

Date: March 30, 2010

By (Signature and Title)*	/s/ Eric Kleinschmidt, Treasurer

Date: March 30, 2010

* Print the name and title of each signing officer under his or her signature.